As filed with the Securities and Exchange Commission on April 27, 2009.

Registration No. 333-145461

811-22113

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FLEXIBLE PREMIUM VARIABLE ANNUITY - M

FORM N-4

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.

Post-Effective Amendment No. 3

and

REGISTRATION STATEMENT UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4

SEPARATE ACCOUNT VA AA

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 355-8468

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered: Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FLEXIBLE PREMIUM VARIABLE ANNUITY - M

Issued Through

SEPARATE ACCOUNT VA AA

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2009

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Flexible Premium Variable Annuity - M, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2009. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

TRANSAMERICA SERIES TRUST

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by JPMorgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP – Initial Class

Transamerica Index 75 VP – Initial Class

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity – VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

2

3

TABLE OF CONTENTS continued

4

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA AA, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which

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premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

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SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for policies must be at least $30,000 or more, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more

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of your investment choices. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	0.45% if you do not choose an optional guaranteed minimum death benefit

•	0.50% if you choose the Return of Premium Death Benefit

•	0.70% if you choose the Annual Step-Up Death Benefit

•	0.75% if you choose the 5% Annually Compounding Death Benefit

•	0.85% if you choose the Double Enhanced Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $30,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

If you elect the Beneficiary Earnings Enhancement -Extra II (“BEE -Extra II”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

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The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $200 or more anytime during the accumulation phase (except under certain qualified policies).

You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each annuity payment.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Double Enhanced Death Benefit

•	5% Annually Compounding Death Benefit

•	Annual Step-Up Death Benefit

•	Return of Premium Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

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10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement - Extra II” (“BEE -Extra II”). There is an extra charge for this rider.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of

10

variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. Please note that this prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2008, if any) are in Appendix – Condensed Financial Information to this prospectus.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Western Reserve Life Assurance Co. of Ohio

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 851-9777

All premium payments, loan repayments, correspondence and notices should be sent to this address.

You may check your policy at www.westernreserve.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

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ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	0%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	0.30%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	0.45%

Optional Separate Account Expenses:
Double Enhanced Death Benefit	0.40%
5% Annually Compounding Death Benefit	0.30%
Annual Step-Up Death Benefit	0.25%
Return of Premium Death Benefit	0.05%
Fund Facilitation Fee	0.20%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	1.05%

Optional Rider Fees:
Beneficiary Earnings Enhancement - Extra II (annual charge based on policy value)	0.55%

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The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2008 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.35%
Highest Gross	2.49%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2008, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Double Enhanced Death Benefit and the Beneficiary Earnings Enhancement - Extra II Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period:

1 Year	$415
3 Years	$1257
5 Years	$2114
10 Years	$4321

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$415
3 Years	$1257
5 Years	$2114
10 Years	$4321

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

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NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $30,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the AllianceBernstein Balanced Wealth Strategy Portfolio (0.20%) and the Franklin Templeton VIP Founding Funds Allocation Fund (0.15%). See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Double Enhanced Death Benefit fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Beneficiary Earnings Enhancement - Extra II: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

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Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

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1.	THE ANNUITY POLICY

This prospectus describes the Flexible Premium Variable Annuity - M policy offered by the Company.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 90 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Western Reserve Life Assurance Co. of Ohio,

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however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for policies must be at least $30,000. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information at our administrative and service office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern Time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

We reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office, or by telephone, subject to the limitations described under

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“Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment after the first policy anniversary.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

TRANSAMERICA SERIES TRUST

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by JPMorgan Investment Advisors, Inc.

Transamerica JPMorgan Core Bond VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Subadvised by ClearBridge Advisors, LLC

Transamerica Legg Mason Partners All Cap VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS High Yield VP – Service Class

Transamerica MFS International Equity VP – Service Class

Subadvised by Columbia Management Advisors, LLC

Transamerica Marsico Growth VP – Service Class

Subadvised by Munder Capital Management

Transamerica Munder Net50 VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Equity Income VP – Service Class

Transamerica T. Rowe Price Small Cap VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Third Avenue Management LLC

Transamerica Third Avenue Value VP – Service Class

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Subadvised by AEGON USA Investment Management, LLC.

Transamerica Efficient Markets VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Equity VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Science & Technology VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Value Balanced VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Van Kampen Mid-Cap Growth VP – Service Class

Managed by AEGON USA Investment Management, LLC.

Transamerica Index 50 VP - Initial Class

Transamerica Index 75 VP - Initial Class

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity - VIP Index 500 Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

PROFUNDS

Managed by ProFund Advisors LLC

ProFund VP Asia 30

ProFund VP Basic Materials

ProFund VP Bull

ProFund VP Consumer Services

ProFund VP Emerging Markets

ProFund VP Europe 30

ProFund VP Falling US Dollar

ProFund VP Financials

ProFund VP International

ProFund VP Japan

ProFund VP Mid-Cap

ProFund VP Money Market

ProFund VP NASDAQ-100

ProFund VP Oil & Gas

ProFund VP Pharmaceuticals

ProFund VP Precious Metals

ProFund VP Short Emerging Markets

ProFund VP Short International

ProFund VP Short NASDAQ-100

ProFund VP Short Small-Cap

ProFund VP Small-Cap

ProFund VP Small-Cap Value

ProFund VP Telecommunications

ProFund VP UltraSmall-Cap

ProFund VP U.S. Government Plus

ProFund VP Utilities

ACCESS ONE TRUST

Managed by ProFund Advisors LLC

Access VP High Yield FundSM

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs,

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financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio or the ProFund Money Market VP portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of Policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount or the ProFund Money Market VP subaccount may become extremely low and possibly negative.

Please note: The ProFunds and the Access One Trust portfolios permit frequent transfers and investors in those portfolios may bear the additional costs and investment risks of frequent transfers.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios

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for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of

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money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

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We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received at our administrative and service office while the New York Stock Exchange is open to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge or each transfer in excess of 12 in any policy year will apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds or Access subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity. If you invest in the ProFunds or Access subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

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(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us (except in the ProFunds or Access subaccounts as discussed above) if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some contract owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying

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fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

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Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for that portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds and Access Subaccounts. The restrictions above do not apply to ProFunds nor Access subaccounts.

Because the above restrictions do not apply to the ProFunds nor Access subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

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Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve, therefore, takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Note carefully:

•	Western Reserve does not offer, and does not engage any third parties to offer, investment allocation services of any type for use with the Policy.

•

Western Reserve is not party to any agreement that you may have with any third parties that offer investment allocation services for use with your Policy. Western Reserve is not responsible for any recommendations such investment advisers make, any investment strategies they choose to follow, or any specific transfers they make on your behalf.

•	Any fee that is charged by third parties offering investment allocation services for use with your Policy is in addition to the fees and expenses that apply under your Policy.

•	If you make withdrawals of policy value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59 1/2.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

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Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Example” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Account Value Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.30%.

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.35%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.55%.

•	For the 5% Annually Compounding Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.60%.

•	For the Double Enhanced Death Benefit, the daily mortality and expense risk fee is at an annual rate of 0.70%.

During the income phase, the mortality and expense risk fee is at an annual rate of 0.35%.

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If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $30,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement - Extra II, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider

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anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
ACCESS ONE TRUST	0.25%
PROFUNDS	0.25%
FIDELITY VARIABLE INSURANCE PRODUCTS FUND	0.50%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our

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affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or arrangements may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or arrangements may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2008 we and TCI received $18,513,307.29 from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. We and our affiliates, including TCI, InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives;

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2008, TCI received revenue sharing payments ranging from $4,000 to $35,295 (for a total of $418,058) from the following Fund managers and/or sub-advisers to participate in TCI’s events: AIM Advisors, Inc., Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Dreyfus, Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, Franklin Templeton Services, LLC, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Lehman Brothers, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam , Schroders, T. Rowe Price Associates, Inc., Transamerica Investment Management, LLC, Morgan Stanley Investment Management, Inc., Van Kampen Asset Management, Vanguard, ClearBridge Advisors, LLC. Please note

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some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distributor of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $200. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A surrender may also reduce other benefits.

Surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

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•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for disbursements (i.e. partial withdrawals and surrenders) $50,000 and over;

•	Any non-electronic disbursement requests made on or within 15 days of a change to the address of record for a contract owner’s account; and

•	Any disbursement request when Western Reserve Life Assurance Co. of Ohio has been directed to send proceeds to a different address

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from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to disbursement request made in connection with exchanges of one annuity policy for another with the same owner in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or a Qualified Direct Rollover to another insurance company.

An investor can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your policy value to provide these annuity payments. If the policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual

34

investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the

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annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels).

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If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our administrative and service office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

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THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the account value which is the greater of the policy value or cash value on the date we receive the required information in good order at our Administrative and Service Office

•	the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid.

Please note, the death benefit terminates upon annuitization and there is a maximum annutiy commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Double Enhanced Death Benefit

The death benefit under this option is the greater of 1 or 2 below:

1.	The 5% Annually Compounding through age 80 Death Benefit, which is equal to:

•	the total premium payments; less

•	any adjusted partial surrenders;

•	accumulated at an effective annual rate of 5% from each premium payment date and each surrender date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Annual Step-Up through age 80 Death Benefit, which is equal to:

•	the largest policy value on the policy date or on any policy anniversary before the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.40% annually.

5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is equal to:

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•	The premium payments; less

•	Any adjusted partial withdrawals;

Accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 86th birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if the annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if the annuitant is 91 or older on the policy date. There is an extra charge for this death benefit of 0.05% annually.

•	Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

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9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

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Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

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The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

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The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

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If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such

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transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually and will not begin until one withdrawal period from the date we receive your written instructions in good order at our administrative and service office. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

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Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the. Contact us for the current guaranteed percentage.

In addition, with this guarantee your annuity payments are stabilized, or held level, throughout each year. The payment amount is adjusted once each year to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Beneficiary Earnings Enhancement - Extra II

The optional Beneficiary Earnings Enhancement - Extra II rider pays an additional death benefit amount when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Beneficiary Earnings Enhancement - Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement - Extra II Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

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•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Beneficiary Earnings Enhancement - Extra II—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Beneficiary Earnings Enhancement - Extra II benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement - Extra II, then the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement - Extra II. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Beneficiary Earnings Enhancement - Extra II. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

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This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

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Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed;

THEN:

•

the additional premium payments will be allocated according to the current payment allocations at that time and will not reactivate a completed Dollar Cost Averaging program. (New Dollar Cost Averaging instructions are

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required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed.)

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our administrative and service office. An ownership change may be a taxable event.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment.

50

There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We ma, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We

51

recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Western Reserve Life Assurance Co. of Ohio

Western Reserve Life Assurance Co. of Ohio was incorporated under the laws of the State of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, and all states except New York. The Company is obligated to pay all benefits under the policy.

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Financial Condition of the Company

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented economic and market environment, and we are not immune to those challenges. It is important for you to understand the impact these events may have, not only on your Policy Value, but also on our ability to meet the guarantees under your Policy.

Assets in the Separate Account. You assume all of the investment risk for your Policy Value that is allocated to the Subaccounts of the Separate Account. Your Policy Value in those Subaccounts constitutes a portion of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to Guaranteed Period Options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the Separate account). Therefore, any amounts that we may be obligated to pay under the Policy in excess of Policy Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate Account, however, are also available to cover the liabilities of our general account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective Policy Owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Ohio Department & Insurance as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

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The Separate Account

The Company established a separate account, called Separate Account VA AA, under the laws of the State of Ohio on May 30, 2007. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Advisers and Broker-Dealers Selling the Policies. The policies are offered to investors through investment advisers (“advisers”) that are licensed under the federal securities laws and that charge an investor an investment advisory fee to manage the investor’s assets. The Policies are also offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We do not pay commissions to the advisers or the selling firms (but 0.20% of premiums may be paid as an override to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, Western Reserve, InterSecurities, Inc. (ISI) and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about

54

any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation For Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to TCI and pays the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the policy.

ISI pays its branch managers a portion of the commissions received from Western Reserve for the sale of the policies. Sales representatives receive a portion of the commissions for their sales of policies in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of policies in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive, directly or indirectly, additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans, loan guaranties, or loan forgiveness to assist a firm or a representative in connection with systems, operating, marketing and other business expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our policies. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a

55

portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Additional Compensation that We, TCI and/or our Affiliates Pay to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, and events and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms, and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $950 to $20,000 in 2008 for the sales of the Western Reserve’s insurance products.

During 2008, we entered into “preferred product” arrangements with ISI, WGS, Broker Dealer Financial Services, Inc., Coordinated Capital Securities, Inc., First Founders Securities Inc., Girard Securities, Inc., H. Beck, Inc., Harbour Investments Inc., IMS Securities, Inc., Next Financial Group, Inc., Packerland Brokerage Services, Inc., Summitt Brokerage Services, Inc. and Workman Securities Corporation. We paid the following amounts (in addition to sales commissions and expense allowances) to these firms:

Name of Firm	Aggregate Amount Paid in 2008
Next Financial Group, Inc.	$20,000
H. Beck, Inc.	$18,000
Girard Securities, Inc.	$14,000
First Founders Securities, Inc.	$10,000
Harbour Investments, Inc.	$10,000
Workman Securities Corporation	$10,000
Summit Brokerage Services, Inc.	$5,000
Packerland Brokerage Services, Inc.	$3,500
Broker Dealer Financial Services Corp.	$3,250
Coordinated Capital Securities, Inc.	$2,000
IMS Securities, Inc.	$950

No specific charge is assessed directly to Policy owners or the separate account to cover commissions and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Western Reserve Life Assurance Co. of Ohio
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix A - Condensed Financial Information

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2008. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	1-800-851-9777

writing:	Western Reserve Life Assurance Co. of Ohio
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Subaccount	Year	0.85%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.959573	$0.627361	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.959573	0.000
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902013	$0.539459	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902013	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.885821	$0.505072	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.885821	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013206	$0.957934	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013206	0.000
Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.014043	$1.058278	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014043	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.948925	$0.587869	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.948925	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.963696	$0.606394	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963696	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.981858	$0.725652	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981858	0.000
Transamerica MFS International Equity VP – Service Class	2008	$0.963499	$0.615802	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963499	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.964749	$0.563143	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964749	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.919719	$0.513510	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919719	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.020403	$0.980678	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.020403	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.954664	$0.603977	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954664	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.940996	$0.593375	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.940996	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.968904	$0.539780	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.968904	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.924807	$0.538407	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.924807	0.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.85%
		Beginning AUV	Ending AUV	# Units
Transamerica Efficient Markets VP - Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037772	0.000
Transamerica Balanced VP – Service Class	2008	$0.980563	$0.655572	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980563	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.953988	$0.595946	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953988	0.000
Transamerica Equity VP – Service Class	2008	$0.970361	$0.517878	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.970361	0.000
Transamerica Growth Opportunities VP – Service Class	2008	$0.930793	$0.543925	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.930793	0.000
Transamerica Money Market VP – Service Class	2008	$1.006008	$1.019092	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006008	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955278	$0.484272	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955278	0.000
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934236	$0.546074	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934236	0.000
Transamerica U.S. Government Securities VP – Service Class	2008	$1.011777	$1.077611	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.011777	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.959854	$0.659539	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.959854	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.939360	$0.498871	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.939360	0.000
Transamerica Index 50 VP - Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.823317	0.000
Transamerica Index 75 VP - Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.726861	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013901	0.000
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$0.954770	$0.594911	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954770	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991198	0.000
ProFund VP Asia 30	2008	$0.849883	$0.414415	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.849883	0.000
ProFund VP Basic Materials	2008	$0.980513	$0.472266	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980513	0.000
ProFund VP Bull	2008	$0.953190	$0.589118	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953190	0.000
ProFund VP Consumer Services	2008	$0.919366	$0.625507	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919366	0.000
ProFund VP Emerging Markets	2008	$0.912286	$0.451446	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912286	0.000
ProFund VP Europe 30	2008	$0.947594	$0.526117	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.947594	0.000
ProFund VP Falling US Dollar	2008	$1.005807	$0.946292	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.005807	0.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.85%
		Beginning AUV	Ending AUV	# Units
ProFund VP Financials	2008	$0.876460	$0.429808	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.876460	0.000
ProFund VP International	2008	$0.941170	$0.518844	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941170	0.000
ProFund VP Japan	2008	$0.904932	$0.530790	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.904932	0.000
ProFund VP Mid-Cap	2008	$0.953907	$0.582935	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953907	0.000
ProFund VP Money Market	2008	$1.003989	$1.003861	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003989	0.000
ProFund VP Oil & Gas	2008	$1.014356	$0.634153	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014356	0.000
ProFund VP NASDAQ-100	2008	$0.944750	$0.538800	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.944750	0.000
ProFund VP Pharmaceuticals	2008	$0.974065	$0.777412	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974065	0.000
ProFund VP Precious Metals	2008	$0.922185	$0.633126	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922185	0.000
ProFund VP Short Emerging Markets	2008	$1.055106	$1.383367	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055106	0.000
ProFund VP Short International	2008	$1.058704	$1.451062	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.058704	0.000
ProFund VP Short NASDAQ-100	2008	$1.055884	$1.551202	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055884	0.000
ProFund VP Short Small-Cap	2008	$1.064491	$1.309675	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.064491	0.000
ProFund VP Small-Cap	2008	$0.932068	$0.597003	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932068	0.000
ProFund VP Small-Cap Value	2008	$0.922045	$0.633727	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922045	0.000
ProFund VP Telecommunications	2008	$0.943332	$0.613403	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943332	0.000
ProFund VP UltraSmall-Cap	2008	$0.851219	$0.285394	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851219	0.000
ProFund VP U.S. Government Plus	2008	$1.045021	$1.551803	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045021	0.000
ProFund VP Utilities	2008	$1.012180	$0.695535	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012180	0.000
Access VP High Yield FundSM	2008	$1.003395	$0.948702	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003395	0.000

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.960236	$0.630298	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960236	0.000

60

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902633	$0.541986	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902633	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.886432	$0.507446	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.886432	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013901	$0.962432	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013901	0.000
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.014738	$1.063225	158,805.596
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014738	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.949579	$0.590625	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.949579	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.964363	$0.609239	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964363	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.982536	$0.729052	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.982536	0.000
Transamerica MFS International Equity VP – Service Class	2008	$0.964161	$0.618694	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964161	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.965413	$0.565789	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.965413	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.920358	$0.515926	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.920358	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.021103	$0.985271	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.021103	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.955323	$0.606817	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955323	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.941647	$0.596164	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941647	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.969572	$0.542320	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.969572	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.925444	$0.540939	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.925444	0.000
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.038351	0.000
Transamerica Balanced VP – Service Class	2008	$0.981241	$0.658643	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981241	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.954640	$0.598736	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954640	0.000
Transamerica Equity VP – Service Class	2008	$0.971034	$0.520319	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.971034	0.000
Transamerica Growth Opportunities VP – Service Class	2008	$0.931433	$0.546482	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.931433	0.000
Transamerica Money Market VP – Service Class	2008	$1.006699	$1.023867	484,158.697
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006699	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955935	$0.486557	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955935	0.000
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934880	$0.548637	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934880	0.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Service Class	2008	$1.012472	$1.082652	128,929.556
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012472	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.960514	$0.662622	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960514	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.940013	$0.501219	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.940013	0.000
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.825517	0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.728804	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.014465	0.000
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$0.955425	$0.597702	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955425	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991747	0.000
ProFund VP Asia 30	2008	$0.850475	$0.416368	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.850475	0.000
ProFund VP Basic Materials	2008	$0.981187	$0.474483	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981187	9,453.012
ProFund VP Bull	2008	$0.953846	$0.591881	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953846	0.000
ProFund VP Consumer Services	2008	$0.920000	$0.628446	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.920000	0.000
ProFund VP Emerging Markets	2008	$0.912915	$0.453562	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912915	0.000
ProFund VP Europe 30	2008	$0.948249	$0.528596	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.948249	14,704.591
ProFund VP Falling US Dollar	2008	$1.006492	$0.950709	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006492	0.000
ProFund VP Financials	2008	$0.877063	$0.431838	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.877063	0.000
ProFund VP International	2008	$0.941817	$0.521286	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941817	0.000
ProFund VP Japan	2008	$0.905555	$0.533287	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.905555	0.000
ProFund VP Mid-Cap	2008	$0.954563	$0.585680	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954563	0.000
ProFund VP Money Market	2008	$1.004680	$1.008564	214,040.120
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004680	9,313.419
ProFund VP Oil & Gas	2008	$1.015052	$0.637124	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.015052	0.000
ProFund VP NASDAQ-100	2008	$0.945402	$0.541332	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.945402	0.000
ProFund VP Pharmaceuticals	2008	$0.974733	$0.781055	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974733	0.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
ProFund VP Precious Metals	2008	$0.922823	$0.636094	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922823	0.000
ProFund VP Short Emerging Markets	2008	$1.055827	$1.389829	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055827	0.000
ProFund VP Short International	2008	$1.059426	$1.457857	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.059426	0.000
ProFund VP Short NASDAQ-100	2008	$1.056600	$1.558447	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.056600	0.000
ProFund VP Short Small-Cap	2008	$1.065220	$1.315797	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.065220	0.000
ProFund VP Small-Cap	2008	$0.932709	$0.599806	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932709	0.000
ProFund VP Small-Cap Value	2008	$0.922681	$0.636701	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922681	0.000
ProFund VP Telecommunications	2008	$0.943978	$0.616270	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943978	0.000
ProFund VP UltraSmall-Cap	2008	$0.851818	$0.286747	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851818	0.000
ProFund VP U.S. Government Plus	2008	$1.045739	$1.559049	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045739	0.000
ProFund VP Utilities	2008	$1.012876	$0.698798	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012876	13,740.172
Access VP High Yield FundSM	2008	$1.004084	$0.953142	76,797.461
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004084	0.000

63

APPENDIX

EXCESS INTEREST ADJUSTMENT

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

64

Excess Interest Adjustment — (Continued)

Example 1 (Full Surrender, rates increase by 4%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .095
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .095) * (30/12)
= -5,000.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,896.14 - 57,161.18 = -5,265.03
Adjusted policy value	= policy value + excess interest adjustment
= 57,161.18 + (-5,265.03) = 51,896.15
Cash value at middle of policy year 3	= policy value + excess interest adjustment = 57,161.18 + (-5,265.03) = 51,896.15

Upon full surrender of the policy, the minimum cash value will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

65

Excess Interest Adjustment — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 – 50,000.00 = 7,161.18
Amount subject to excess interest adjustment	= 57,161.18 – 7,161.18 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 2.5 = 51,896.14
Excess interest adjustment
G = .055
C = .045
M = 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 50,000.00 * (.055 - .045) * (30/12) = 1,250.00
Adjusted policy value	= 57,161.18 + 1,250.00 = 58,411.18
Cash value at middle of policy year 3	= policy value + excess interest adjustment = 57,161.18 + 1,250.00 = 58,411.18

Upon full surrender of the policy, the minimum cash value will never by less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E

R	=	the requested partial surrender

E	=	the excess interest adjustment

66

Excess Interest Adjustment — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of contract year 3	= 57,161.18 – 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .065
M= 30
Excess interest adjustment	= S * (G - C) * (M/12)
= 12,838.82 * (.055 - .065) * (30/12)
= - 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 - (-320.97)) = 36,840.21

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 3
Policy value at middle of policy year 3	= 50,000.00 * (1.055) ^ 2.5 = 57,161.18
Adjustment free amount at middle of policy year 3	= 57,161.18 - 50,000.00 = 7,161.18
Excess interest adjustment
S= 20,000 – 7,161.18 = 12,838.82
G= .055
C= .045
M= 30
Excess interest adjustment	= 12,838.82 * (.055 - .045) * (30/12)
= 320.97
Remaining policy value at middle of policy year 3	= 57,161.18 - (R - E)
= 57,161.18 - (20,000.00 – 320.97) = 37,482.15

67

Excess Interest Adjustment — (Continued)

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

68

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$0
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 15,494 * 75,000 / 50,000	$23,241
New guaranteed minimum death benefit (after surrender) = 75,000 – 23,241	$51,759
New policy value (after surrender) = 50,000 - 15,494	$34,506

Summary:
Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

69

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$0
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 15,556 * 75,000 / 75,000	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,556	$34,444
New policy value (after surrender) = 75,000 - 15,556	$59,444

Summary:
Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

70

Death Benefit — (Continued)

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up	Greater of 6% & Monthly Step-Up**
Issue	N/A	$100,000	$100,000	$100,000
1	-4%	$100,000	$100,000	$106,000
2	20%	$100,000	$112,622	$112,360
3	17%	$100,000	$130,417	$128,804
4	-7%	$100,000	$130,417	$128,804
5	18%	$100,000	$139,836	$136,900
6	10%	$100,000	$152,142	$148,331
7	16%	$100,000	$174,658	$169,616
8	10%	$100,000	$190,028	$183,779
9	19%	$100,000	$223,853	$215,665
10	10%	$100,000	$243,553	$233,673

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns would produce different results.

**	For years 1-2, the cumulative portion is higher, for the remaining years the step-up portion is higher (if the hypothetical returns for these years had been lower, the cumulative portion would be larger than the step-up portion).

71

APPENDIX

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER - ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement - Extra II is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

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STATEMENT OF ADDITIONAL INFORMATION

FLEXIBLE PREMIUM VARIABLE ANNUITY - M

Issued through

SEPARATE ACCOUNT VA AA

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Flexible Premium Variable Annuity - M offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the current prospectus, dated May 1, 2009, by calling (800) 851-9777, or write us at: Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2009

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APPENDIX A
CONDENSED FINANCIAL INFORMATION	27

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Western Reserve Life Assurance Co. of Ohio, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 851-9777. All premium payments, loan repayments, correspondence and notices should be sent to this address.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any excess interest adjustment.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders minus excess interest adjustments); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA AA, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

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Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Western Reserve Life Assurance Co. of Ohio (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the policy value. If the new owner is not the deceased owner’s spouse, however, (1) the policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate	5.0%
Life & 10 Year Certain

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Hypothetical Changes in Annuity Units with Stabilized Payments*

Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

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Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election

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forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be

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selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2009, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

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Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

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D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 0.85% on an annual basis; On a daily basis, this equals 0.000023190.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000023190 = Z = 1.014889091
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.
Assume = $X

B =	The net investment factor for the current valuation period.
Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 0.50% of the policy value held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 1.75%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

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Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

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Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

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Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of

22

Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

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We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI and “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year, the amounts paid to TCI in connection with all policies sold through the separate account were.

During fiscal years, 2007, and, the amounts paid to AFSG in connection with all policies sold through the separate account were $0, $0, and $0, respectively. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the

24

underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA AA, at December 31, 2008 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI

25

concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA AA, which are available for investment by Flexible Premium Variable Annuity - M policy owners, are contained herein. The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX A

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	0.85%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.959573	$0.627361	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.959573	0.000
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902013	$0.539459	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902013	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.885821	$0.505072	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.885821	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013206	$0.957934	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013206	0.000
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.014043	$1.058278	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014043	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.948925	$0.587869	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.948925	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.963696	$0.606394	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963696	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.981858	$0.725652	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981858	0.000
Transamerica MFS International Equity VP – Service Class	2008	$0.963499	$0.615802	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963499	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.964749	$0.563143	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964749	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.919719	$0.513510	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919719	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.020403	$0.980678	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.020403	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.954664	$0.603977	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954664	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.940996	$0.593375	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.940996	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.968904	$0.539780	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.968904	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.924807	$0.538407	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.924807	0.000
Transamerica Efficient Markets VP - Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037772	0.000
Transamerica Balanced VP – Service Class	2008	$0.980563	$0.655572	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980563	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.953988	$0.595946	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953988	0.000
Transamerica Equity VP – Service Class	2008	$0.970361	$0.517878	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.970361	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.85%
		Beginning AUV	Ending AUV	# Units
Transamerica Growth Opportunities VP – Service Class	2008	$0.930793	$0.543925	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.930793	0.000
Transamerica Money Market VP – Service Class	2008	$1.006008	$1.019092	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006008	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955278	$0.484272	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955278	0.000
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934236	$0.546074	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934236	0.000
Transamerica U.S. Government Securities VP – Service Class	2008	$1.011777	$1.077611	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.011777	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.959854	$0.659539	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.959854	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.939360	$0.498871	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.939360	0.000
Transamerica Index 50 VP - Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.823317	0.000
Transamerica Index 75 VP - Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.726861	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio - Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.013901	0.000
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$0.954770	$0.594911	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954770	0.000
Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991198	0.000
ProFund VP Asia 30	2008	$0.849883	$0.414415	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.849883	0.000
ProFund VP Basic Materials	2008	$0.980513	$0.472266	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980513	0.000
ProFund VP Bull	2008	$0.953190	$0.589118	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953190	0.000
ProFund VP Consumer Services	2008	$0.919366	$0.625507	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919366	0.000
ProFund VP Emerging Markets	2008	$0.912286	$0.451446	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912286	0.000
ProFund VP Europe 30	2008	$0.947594	$0.526117	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.947594	0.000
ProFund VP Falling US Dollar	2008	$1.005807	$0.946292	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.005807	0.000
ProFund VP Financials	2008	$0.876460	$0.429808	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.876460	0.000
ProFund VP International	2008	$0.941170	$0.518844	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941170	0.000
ProFund VP Japan	2008	$0.904932	$0.530790	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.904932	0.000
ProFund VP Mid-Cap	2008	$0.953907	$0.582935	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953907	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.85%
		Beginning AUV	Ending AUV	# Units
ProFund VP Money Market	2008	$1.003989	$1.003861	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003989	0.000
ProFund VP Oil & Gas	2008	$1.014356	$0.634153	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014356	0.000
ProFund VP NASDAQ-100	2008	$0.944750	$0.538800	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.944750	0.000
ProFund VP Pharmaceuticals	2008	$0.974065	$0.777412	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974065	0.000
ProFund VP Precious Metals	2008	$0.922185	$0.633126	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922185	0.000
ProFund VP Short Emerging Markets	2008	$1.055106	$1.383367	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055106	0.000
ProFund VP Short International	2008	$1.058704	$1.451062	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.058704	0.000
ProFund VP Short NASDAQ-100	2008	$1.055884	$1.551202	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055884	0.000
ProFund VP Short Small-Cap	2008	$1.064491	$1.309675	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.064491	0.000
ProFund VP Small-Cap	2008	$0.932068	$0.597003	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932068	0.000
ProFund VP Small-Cap Value	2008	$0.922045	$0.633727	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922045	0.000
ProFund VP Telecommunications	2008	$0.943332	$0.613403	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943332	0.000
ProFund VP UltraSmall-Cap	2008	$0.851219	$0.285394	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851219	0.000
ProFund VP U.S. Government Plus	2008	$1.045021	$1.551803	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045021	0.000
ProFund VP Utilities	2008	$1.012180	$0.695535	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012180	0.000
Access VP High Yield FundSM	2008	$1.003395	$0.948702	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003395	0.000

Subaccount	Year	0.75%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.959740	$0.628091	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.959740	0.000
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902169	$0.540086	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902169	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.885974	$0.505665	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.885974	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013379	$0.959055	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013379	0.000
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.014215	$1.059513	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014215	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.75%
		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.949090	$0.588553	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.949090	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.963863	$0.607106	475.666
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963863	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.982027	$0.726515	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.982027	0.000
Transamerica MFS International Equity VP – Service Class	2008	$0.963668	$0.616532	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963668	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.964916	$0.563799	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964916	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.919881	$0.514109	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919881	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.020574	$0.981817	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.020574	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.954830	$0.604689	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954830	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.941162	$0.594074	4,531.997
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941162	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.969070	$0.540417	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.969070	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.924966	$0.539040	3,277.590
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.924966	0.000
Transamerica Efficient Markets VP - Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037918	0.000
Transamerica Balanced VP – Service Class	2008	$0.980734	$0.656333	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980734	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.954145	$0.596642	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954145	0.000
Transamerica Equity VP – Service Class	2008	$0.970533	$0.518489	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.970533	0.000
Transamerica Growth Opportunities VP – Service Class	2008	$0.930953	$0.544554	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.930953	0.000
Transamerica Money Market VP – Service Class	2008	$1.006175	$1.020267	18,837.384
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006175	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955438	$0.484843	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955438	0.000
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934400	$0.546715	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934400	0.000
Transamerica U.S. Government Securities VP – Service Class	2008	$1.011951	$1.078866	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.011951	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.960020	$0.660311	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960020	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.939525	$0.499462	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.939525	0.000
Transamerica Index 50 VP - Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.823868	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.75%
		Beginning AUV	Ending AUV	# Units
Transamerica Index 75 VP – Initial Class
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.727352	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.014043	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$0.954932	$0.595608	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954932	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991338	0.000
ProFund VP Asia 30	2008	$0.850034	$0.414909	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.850034	0.000
ProFund VP Basic Materials	2008	$0.980681	$0.472819	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980681	0.000
ProFund VP Bull	2008	$0.953352	$0.589804	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953352	0.000
ProFund VP Consumer Services	2008	$0.919525	$0.626236	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919525	0.000
ProFund VP Emerging Markets	2008	$0.912445	$0.451973	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912445	0.000
ProFund VP Europe 30	2008	$0.947758	0.526741	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.947758	0.000
ProFund VP Falling US Dollar	2008	$1.005974	$0.947390	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.005974	0.000
ProFund VP Financials	2008	$0.876609	$0.430316	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.876609	0.000
ProFund VP International	2008	$0.941329	$0.519449	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941329	0.000
ProFund VP Japan	2008	$0.905091	$0.531418	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.905091	0.000
ProFund VP Mid-Cap	2008	$0.954069	$0.583619	3,075.088
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954069	0.000
ProFund VP Money Market	2008	$1.004162	$1.005055	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004162	0.000
ProFund VP Oil & Gas	2008	$1.014531	$0.634890	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014531	0.000
ProFund VP NASDAQ-100	2008	$0.944914	$0.539432	1,055.677
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.944914	0.000
ProFund VP Pharmaceuticals	2008	$0.974228	$0.778318	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974228	0.000
ProFund VP Precious Metals	2008	$0.922345	$0.633866	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922345	0.000
ProFund VP Short Emerging Markets	2008	$1.055283	$1.384976	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055283	0.000
ProFund VP Short International	2008	$1.058882	$1.452758	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.058882	0.000
ProFund VP Short NASDAQ-100	2008	$1.056061	$1.552997	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.056061	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.75%
		Beginning AUV	Ending AUV	# Units
ProFund VP Short Small-Cap	2008	$1.064674	$1.311202	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.064674	0.000
ProFund VP Small-Cap	2008	$0.932228	$0.597700	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932228	0.000
ProFund VP Small-Cap Value	2008	$0.922199	$0.634463	2,889.283
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922199	0.000
ProFund VP Telecommunications	2008	$0.943494	$0.614120	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943494	0.000
ProFund VP UltraSmall-Cap	2008	$0.851369	$0.285731	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851369	0.000
ProFund VP U.S. Government Plus	2008	$1.045204	$1.553607	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045204	0.000
ProFund VP Utilities	2008	$1.012354	$0.696358	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012354	0.000
Access VP High Yield FundSM	2008	$1.003566	$0.949807	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003566	0.000

Subaccount	Year	0.70%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.959818	$0.628456	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.959818	0.000
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902245	$0.540402	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902245	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.886056	$0.505963	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.886056	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013466	$0.959610	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013466	0.000
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.014301	$1.060124	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014301	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.949171	$0.588894	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.949171	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.963946	$0.607458	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963946	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.982108	$0.726931	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.982108	0.000
Transamerica MFS International Equity VP – Service Class	2008	$0.963747	$0.616888	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.963747	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.964996	$0.564130	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964996	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.919960	$0.514418	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919960	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.020663	$0.982396	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.020663	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.954912	$0.605044	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954912	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.70%
		Beginning AUV	Ending AUV	# Units
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.941242	$0.594422	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941242	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.969156	$0.540733	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.969156	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.925044	$0.539355	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.925044	0.000
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.037990	0.000
Transamerica Balanced VP – Service Class	2008	$0.980818	$0.656716	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980818	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.954233	$0.596986	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954233	0.000
Transamerica Equity VP – Service Class	2008	$0.970616	$0.518789	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.970616	0.000
Transamerica Growth Opportunities VP – Service Class	2008	$0.931031	$0.544878	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.931031	0.000
Transamerica Money Market VP – Service Class	2008	$1.006263	$1.020875	61,820.600
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006263	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955520	$0.485124	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955520	0.000
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934478	$0.547027	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934478	0.000
Transamerica U.S. Government Securities VP – Service Class	2008	$1.012039	$1.079494	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012039	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.960099	$0.660680	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960099	0.000
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.824143	0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.727587	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.014113	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.939603	$0.499754	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.939603	0.000
Fidelity – VIP Index 500 Portfolio – Service Class 2	2008	$0.955015	$0.595954	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955015	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991405	0.000
ProFund VP Asia 30	2008	$0.850107	$0.415151	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.850107	0.000
ProFund VP Basic Materials	2008	$0.980766	$0.473097	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.980766	0.000
ProFund VP Bull	2008	$0.953432	$0.590148	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953432	0.000
ProFund VP Consumer Services	2008	$0.919604	$0.626598	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919604	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.70%
		Beginning AUV	Ending AUV	# Units
ProFund VP Emerging Markets	2008	$0.912522	$0.452240	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912522	0.000
ProFund VP Europe 30	2008	$0.947839	$0.527047	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.947839	0.000
ProFund VP Falling US Dollar	2008	$1.006061	$0.947949	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006061	0.000
ProFund VP Financials	2008	$0.876684	$0.430567	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.876684	0.000
ProFund VP International	2008	$0.941413	$0.519754	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941413	0.000
ProFund VP Japan	2008	$0.905165	$0.531730	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.905165	0.000
ProFund VP Mid-Cap	2008	$0.954151	$0.583964	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954151	0.000
ProFund VP Money Market	2008	$1.004246	$1.005613	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004246	0.000
ProFund VP Oil & Gas	2008	$1.014617	$0.635262	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014617	0.000
ProFund VP NASDAQ-100	2008	$0.944997	$0.539748	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.944997	0.000
ProFund VP Pharmaceuticals	2008	$0.974315	$0.778781	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974315	0.000
ProFund VP Precious Metals	2008	$0.922425	$0.634232	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922425	0.000
ProFund VP Short Emerging Markets	2008	$1.055376	$1.385772	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055376	0.000
ProFund VP Short International	2008	$1.058968	$1.453594	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.058968	0.000
ProFund VP Short NASDAQ-100	2008	$1.056152	$1.553915	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.056152	0.000
ProFund VP Short Small-Cap	2008	$1.064763	$1.311958	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.064763	0.000
ProFund VP Small-Cap	2008	$0.932307	$0.598049	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932307	0.000
ProFund VP Small-Cap Value	2008	$0.922282	$0.634828	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922282	0.000
ProFund VP Telecommunications	2008	$0.943573	$0.614478	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943573	0.000
ProFund VP UltraSmall-Cap	2008	$0.851443	$0.285910	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851443	0.000
ProFund VP U.S. Government Plus	2008	$1.045292	$1.554510	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045292	0.000
ProFund VP Utilities	2008	$1.012438	$0.696749	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012438	0.000
Access VP High Yield FundSM	2008	$1.003657	$0.950367	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003657	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.50%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.960152	$0.629931	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960152	0.000
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902557	$0.541671	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902557	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.886360	$0.507141	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.886360	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013813	$0.961868	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013813	0.000
Transamerica JPMorgan Core Bond VP - Service Class	2008	$1.014648	$1.062601	26,151.894
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014648	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.949500	$0.590283	32,305.282
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.949500	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.964274	$0.608887	1,746.797
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964274	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.982455	$0.728638	26,754.878
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.982455	0.000
Transamerica MFS International Equity VP – Service Class	2008	$0.964082	$0.618332	44,100.191
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964082	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.965333	$0.565460	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.965333	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.920274	$0.515620	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.920274	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.021014	$0.984691	22,007.251
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.021014	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.955242	$0.606458	31,908.552
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955242	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.941570	$0.595817	18,875.091
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941570	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.969488	$0.541999	42,223.099
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.969488	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.925365	$0.540622	36,486.658
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.925365	0.000
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.038278	0.000
Transamerica Balanced VP – Service Class	2008	$0.981151	$0.658249	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981151	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.954560	$0.598392	16,129.201
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954560	0.000
Transamerica Equity VP – Service Class	2008	$0.970951	$0.520015	22,768.710
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.970951	0.000
Transamerica Growth Opportunities VP – Service Class	2008	$0.931353	$0.546155	24,029.047
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.931353	0.000
Transamerica Money Market VP – Service Class	2008	$1.006609	$1.023252	317,585.609
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006609	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955852	$0.486266	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955852	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.50%
		Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934797	$0.548317	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934797	0.000
Transamerica U.S. Government Securities VP – Service Class	2008	$1.012383	$1.082013	68,294.964
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012383	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.960433	$0.662238	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960433	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.939936	$0.500938	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.939936	0.000
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.825237	0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.728560	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.014392	0.000
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$0.955343	$0.597357	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955343	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991677	0.000
ProFund VP Asia 30	2008	$0.850399	$0.416120	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.850399	0.000
ProFund VP Basic Materials	2008	$0.981106	$0.474206	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981106	0.000
ProFund VP Bull	2008	$0.953763	$0.591539	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953763	0.000
ProFund VP Consumer Services	2008	$0.919919	$0.628076	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.919919	0.000
ProFund VP Emerging Markets	2008	$0.912841	$0.453304	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912841	0.000
ProFund VP Europe 30	2008	$0.948168	$0.528284	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.948168	0.000
ProFund VP Falling US Dollar	2008	$1.006408	$0.950157	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006408	0.000
ProFund VP Financials	2008	$0.876985	$0.431587	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.876985	0.000
ProFund VP International	2008	$0.941743	$0.520976	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941743	0.000
ProFund VP Japan	2008	$0.905480	$0.532974	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.905480	0.000
ProFund VP Mid-Cap	2008	$0.954482	$0.585334	13,146.048
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954482	0.000
ProFund VP Money Market	2008	$1.004594	$1.007977	615,451.550
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004594	0.000
ProFund VP Oil & Gas	2008	$1.014967	$0.636748	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014967	0.000
ProFund VP NASDAQ-100	2008	$0.945324	$0.541016	4,993.145
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.945324	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.50%
		Beginning AUV	Ending AUV	# Units
ProFund VP Pharmaceuticals	2008	$0.974651	$0.780604	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974651	0.000
ProFund VP Precious Metals	2008	$0.922746	$0.635729	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922746	0.000
ProFund VP Short Emerging Markets	2008	$1.055734	$1.389014	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055734	0.000
ProFund VP Short International	2008	$1.059338	$1.456998	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.059338	0.000
ProFund VP Short NASDAQ-100	2008	$1.056515	$1.557553	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.056515	0.000
ProFund VP Short Small-Cap	2008	$1.065130	$1.315035	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.065130	0.000
ProFund VP Small-Cap	2008	$0.932628	$0.599455	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932628	0.000
ProFund VP Small-Cap Value	2008	$0.922601	$0.636330	12,145.486
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922601	0.000
ProFund VP Telecommunications	2008	$0.943897	$0.615916	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943897	0.000
ProFund VP UltraSmall-Cap	2008	$0.851738	$0.286575	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851738	0.000
ProFund VP U.S. Government Plus	2008	$1.045648	$1.558142	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045648	0.000
ProFund VP Utilities	2008	$1.012783	$0.698381	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012783	0.000
Access VP High Yield FundSM	2008	$1.003992	$0.952582	514,621.511
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.003992	0.000

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
Transamerica BlackRock Large Cap Value VP – Service Class	2008	$0.960236	$0.630298	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960236	0.000
Transamerica Capital Guardian Value VP – Service Class	2008	$0.902633	$0.541986	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.902633	0.000
Transamerica Clarion Global Real Estate Securities VP – Service Class	2008	$0.886432	$0.507446	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.886432	0.000
Transamerica Federated Market Opportunity VP – Service Class	2008	$1.013901	$0.962432	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.013901	0.000
Transamerica JPMorgan Core Bond VP – Service Class	2008	$1.014738	$1.063225	158,805.596
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.014738	0.000
Transamerica JPMorgan Enhanced Index VP – Service Class	2008	$0.949579	$0.590625	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.949579	0.000
Transamerica Legg Mason Partners All Cap VP – Service Class	2008	$0.964363	$0.609239	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964363	0.000
Transamerica MFS High Yield VP – Service Class	2008	$0.982536	$0.729052	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.982536	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Service Class	2008	$0.964161	$0.618694	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.964161	0.000
Transamerica Marsico Growth VP – Service Class	2008	$0.965413	$0.565789	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.965413	0.000
Transamerica Munder Net50 VP – Service Class	2008	$0.920358	$0.515926	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.920358	0.000
Transamerica PIMCO Total Return VP – Service Class	2008	$1.021103	$0.985271	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.021103	0.000
Transamerica T. Rowe Price Equity Income VP – Service Class	2008	$0.955323	$0.606817	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955323	0.000
Transamerica T. Rowe Price Small Cap VP – Service Class	2008	$0.941647	$0.596164	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941647	0.000
Transamerica Templeton Global VP – Service Class	2008	$0.969572	$0.542320	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.969572	0.000
Transamerica Third Avenue Value VP – Service Class	2008	$0.925444	$0.540939	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.925444	0.000
Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.038351	0.000
Transamerica Balanced VP – Service Class	2008	$0.981241	$0.658643	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981241	0.000
Transamerica Convertible Securities VP – Service Class	2008	$0.954640	$0.598736	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954640	0.000
Transamerica Equity VP – Service Class	2008	$0.971034	$0.520319	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.971034	0.000
Transamerica Growth Opportunities VP – Service Class	2008	$0.931433	$0.546482	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.931433	0.000
Transamerica Money Market VP – Service Class	2008	$1.006699	$1.023867	484,158.697
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006699	0.000
Transamerica Science & Technology VP – Service Class	2008	$0.955935	$0.486557	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955935	0.000
Transamerica Small/Mid Cap Value VP – Service Class	2008	$0.934880	$0.548637	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.934880	0.000
Transamerica U.S. Government Securities VP – Service Class	2008	$1.012472	$1.082652	128,929.556
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012472	0.000
Transamerica Value Balanced VP – Service Class	2008	$0.960514	$0.662622	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.960514	0.000
Transamerica Van Kampen Mid-Cap Growth VP – Service Class	2008	$0.940013	$0.501219	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.940013	0.000
Transamerica Index 50 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.825517	0.000
Transamerica Index 75 VP – Initial Class Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.728804	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.014465	0.000
Fidelity - VIP Index 500 Portfolio – Service Class 2	2008	$0.955425	$0.597702	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.955425	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.991747	0.000
ProFund VP Asia 30	2008	$0.850475	$0.416368	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.850475	0.000
ProFund VP Basic Materials	2008	$0.981187	$0.474483	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.981187	9,453.012
ProFund VP Bull	2008	$0.953846	$0.591881	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.953846	0.000
ProFund VP Consumer Services	2008	$0.920000	$0.628446	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.920000	0.000
ProFund VP Emerging Markets	2008	$0.912915	$0.453562	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.912915	0.000
ProFund VP Europe 30	2008	$0.948249	$0.528596	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.948249	14,704.591
ProFund VP Falling US Dollar	2008	$1.006492	$0.950709	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.006492	0.000
ProFund VP Financials	2008	$0.877063	$0.431838	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.877063	0.000
ProFund VP International	2008	$0.941817	$0.521286	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.941817	0.000
ProFund VP Japan	2008	$0.905555	$0.533287	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.905555	0.000
ProFund VP Mid-Cap	2008	$0.954563	$0.585680	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.954563	0.000
ProFund VP Money Market	2008	$1.004680	$1.008564	214,040.120
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004680	9,313.419
ProFund VP Oil & Gas	2008	$1.015052	$0.637124	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.015052	0.000
ProFund VP NASDAQ-100	2008	$0.945402	$0.541332	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.945402	0.000
ProFund VP Pharmaceuticals	2008	$0.974733	$0.781055	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.974733	0.000
ProFund VP Precious Metals	2008	$0.922823	$0.636094	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922823	0.000
ProFund VP Short Emerging Markets	2008	$1.055827	$1.389829	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.055827	0.000
ProFund VP Short International	2008	$1.059426	$1.457857	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.059426	0.000
ProFund VP Short NASDAQ-100	2008	$1.056600	$1.558447	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.056600	0.000
ProFund VP Short Small-Cap	2008	$1.065220	$1.315797	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.065220	0.000
ProFund VP Small-Cap	2008	$0.932709	$0.599806	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.932709	0.000
ProFund VP Small-Cap Value	2008	$0.922681	$0.636701	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.922681	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

Subaccount	Year	0.45%
		Beginning AUV	Ending AUV	# Units
ProFund VP Telecommunications	2008	$0.943978	$0.616270	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.943978	0.000
ProFund VP UltraSmall-Cap	2008	$0.851818	$0.286747	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$0.851818	0.000
ProFund VP U.S. Government Plus	2008	$1.045739	$1.559049	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.045739	0.000
ProFund VP Utilities	2008	$1.012876	$0.698798	0.000
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.012876	13,740.172
Access VP High Yield FundSM	2008	$1.004084	$0.953142	76,797.461
Subaccount Inception Date October 29, 2007	2007	$1.000000	$1.004084	0.000

40

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2008, 2007 and 2006

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2008.

1
A member firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, Western Reserve Life Assurance Co. of Ohio, with the permission of the Ohio Superintendent of Insurance, changed its policy for deferred income taxes at December 31, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 27, 2009

2
A member firm of Ernst & Young Global Limited

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2008	2007
Admitted assets
Cash and invested assets:
Bonds	$619,733	$696,849
Preferred stocks	4,545	4,673
Common stocks of affiliated entities (cost: 2008—$21,422 and 2007—$20,659)	26,092	24,397
Mortgage loans on real estate	12,754	24,493
Home office properties	37,806	38,574
Cash, cash equivalents and short-term investments	279,506	45,633
Policy loans	411,020	410,844
Invested asset receivable	25,399	—
Other invested assets	8,351	10,358

Total cash and invested assets	1,425,206	1,255,821

Net deferred income tax asset	76,045	30,879
Premiums deferred and uncollected	4,431	4,970
Reinsurance receivable	3,293	8,579
Federal income tax recoverable	75,192	—
Receivable from parent, subsidiaries and affiliates	81,614	16,005
Investment income due and accrued	7,577	7,722
Cash surrender value of life insurance policies	66,323	63,948
Due from broker	104,605	—
Other admitted assets	7,954	7,386
Separate account assets	6,275,403	10,373,595

Total admitted assets	$8,127,643	$11,768,905

3

	December 31
	2008	2007
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$1,113,616	$1,055,742
Annuity	621,785	596,029
Accident and health	39	—
Life policy and contract claim reserves	22,480	15,373
Liability for deposit-type contracts	14,520	16,119
Other policyholders’ funds	43	50
Interest maintenance reserve	19,586	—
Remittances and items not allocated	6,916	9,202
Federal and foreign income taxes payable	—	973
Transfers to separate accounts due or accrued	(719,097)	(888,410)
Asset valuation reserve	4,380	7,096
Reinsurance in unauthorized companies	1,174	—
Funds held under coinsurance and other reinsurance treaties	121,095	16,541
Payable to affiliates	65,264	37,892
Amounts incurred under modified coinsurance agreements	35,317	3,607
Unearned investment income	10,551	10,472
Disbursement payable—contract termination	225,843	—
Other liabilities	28,636	25,921
Separate account liabilities	6,275,403	10,373,595

Total liabilities	7,847,551	11,280,202

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Aggregate write-ins for other than special surplus funds	45,322	—
Paid-in surplus	149,634	151,259
Unassigned surplus	82,636	334,944

Total capital and surplus	280,092	488,703

Total liabilities and capital and surplus	$8,127,643	$11,768,905

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$574,562	$583,890	$582,936
Annuity	213,833	429,894	584,189
Accident and health	447	—	—
Net investment income	71,623	68,832	64,109
Amortization of interest maintenance reserve	(443)	(510)	(437)
Commissions and expense allowances on reinsurance ceded	(11,229)	11,826	9,385
Reserve adjustments on reinsurance ceded	1,982,087	10,216	8,451
Income from fees associated with investment management, administration and contract guarantees for separate accounts	113,994	137,410	128,081
Income earned on company owned life insurance	2,367	2,323	2,257
Income from administrative service agreement with affiliate	30,230	38,629	36,528
Other	6,616	6,130	5,320

	2,984,087	1,288,640	1,420,819
Benefits and expenses:
Benefits paid or provided for:
Life	83,678	74,138	65,610
Surrender benefits	1,124,340	1,206,556	1,047,578
Annuity benefits	46,871	49,912	47,275
Other benefits	1,860	1,564	2,587
Increase (decrease) in aggregate reserves for policies and contracts:
Life	57,874	69,337	34,451
Annuity	25,756	(40,543)	(56,276)
Accident and health	39	—	—

	1,340,418	1,360,964	1,141,225
Insurance expenses:
Commissions	162,635	174,497	167,682
General insurance expenses	110,328	111,553	101,204
Taxes, licenses and fees	17,089	20,455	16,459
Net transfers from separate accounts	(540,274)	(576,044)	(186,676)
Initial premium on Modco reinsurance transaction	2,006,918	—	—
Other expenses	1,086	947	1,274

	1,757,782	(268,592)	99,943

Total benefits and expenses	3,098,200	1,092,372	1,241,168

Gain (loss) from operations before dividends to policyholders, federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,113)	196,268	179,651
Dividends to policyholders	27	27	29

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	(114,140)	196,241	179,622
Federal income tax (benefit) expense	(54,644)	61,963	67,978

Gain (loss) from operations before net realized capital gains (losses) on investments	(59,496)	134,278	111,644
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts tranferred to/from interest maintenance reserve)	368	(2,623)	345

Net (loss) income	$(59,128)	$131,655	$111,989

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2006	$2,500	$—	$152,185	$236,764	$391,449
Net income	—	—	—	111,989	111,989
Change in net unrealized capital gains and losses	—	—	—	(43,656)	(43,656)
Change in non-admitted assets	—	—	—	(42,577)	(42,577)
Change in asset valuation reserve	—	—	—	7,027	7,027
Change in liability for reinsurance in unauthorized companies	—	—	—	259	259
Change in surplus in separate accounts	—	—	—	(141)	(141)
Change in net deferred income tax asset	—	—	—	24,874	24,874
Dividend to stockholder	—	—	—	(2,000)	(2,000)
Cumulative effect of changes in accounting principles	—	—	—	1	1
Surplus effect of reinsurance transaction	—	—	—	(969)	(969)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(404)	—	(404)
Correction of prior year error	—	—	—	21,246	21,246

Balance at December 31, 2006	2,500	—	151,781	312,817	467,098
Net income	—	—	—	131,655	131,655
Change in net unrealized capital gains and losses	—	—	—	638	638
Change in non-admitted assets	—	—	—	(6,561)	(6,561)
Change in asset valuation reserve	—	—	—	(1,238)	(1,238)
Change in net deferred income tax asset	—	—	—	8,842	8,842
Dividend to stockholder	—	—	—	(110,000)	(110,000)
Surplus effect of reinsurance transaction	—	—	—	(1,209)	(1,209)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(522)	—	(522)

Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Aggregate Write-ins for Other than Special Surplus Funds	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2007	$2,500	$—	$151,259	$334,944	$488,703
Net loss	—	—	—	(59,128)	(59,128)
Change in net unrealized capital gains and losses, net of tax	—	—	—	1,738	1,738
Change in non-admitted assets	—	—	—	7,856	7,856
Change in asset valuation reserve	—	—	—	2,716	2,716
Change in liability for reinsurance in unauthorized companies	—	—	—	(1,174)	(1,174)
Dividend to stockholder	—	—	—	(200,000)	(200,000)
Change in net deferred income tax asset	—	—	—	(7,619)	(7,619)
Surplus effect of reinsurance transaction	—	—	—	3,543	3,543
Increase in admitted deferred tax attributable to use of permitted practice	—	45,322	—	—	45,322
Correction of interest on taxes	—	—	—	(240)	(240)
Contributed surplus related to stock appreciation rights plans of indirect parent	—	—	(1,625)	—	(1,625)

Balance at December 31, 2008	$2,500	$45,322	$149,634	$82,636	$280,092

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Operating activities
Premiums collected, net of reinsurance	$789,337	$1,014,138	$1,167,315
Net investment income received	76,682	73,854	71,408
Miscellaneous income received	152,105	204,010	187,060
Benefit and loss related payments	(1,243,327)	(1,333,939)	(1,165,987)
Commissions, expenses paid and aggregate write-ins for deductions	(293,143)	(311,221)	(282,359)
Net transfers to separate accounts and protected cell amounts	709,586	619,060	191,125
Dividends paid to policyholders	(27)	(27)	(29)
Federal and foreign income taxes paid	(33,143)	(69,082)	(60,364)

Net cash provided by operating activities	158,070	196,793	108,169

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	331,923	393,160	513,300
Preferred stocks	—	—	3,020
Common stocks	—	—	8,144
Mortgage loans on real estate	11,740	1,058	988
Other invested assets	—	—	—
Miscellaneous proceeds	8,250	7	962

Total investment proceeds	351,913	394,225	526,414

Costs of investments acquired:
Bonds	(234,428)	(467,479)	(465,786)
Preferred stocks	—	—	(2,488)
Common stocks	(763)	(758)	(4,126)
Mortgage loans on real estate	—	—	(8,501)
Real estate	(122)	(36)	(39)
Other invested assets	(669)	(1,335)	(484)
Miscellaneous applications	(38)	(4,506)	—

Total cost of investments acquired	(236,020)	(474,114)	(481,424)
Net increase in policy loans	(176)	(66,063)	(44,319)

Net cost of investments acquired	(236,196)	(540,177)	(525,743)

Net cash provided by (used in) investing activities	115,717	(145,952)	671

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2008	2007	2006
Financing and miscellaneous activities
Cash provided (applied):
Borrowed funds received (returned)	—	(18,791)	12,384
Net withdrawals on deposit-type contracts and other insurance liabilities	(1,973)	(835)	(5,334)
Dividends to stockholder	(200,000)	(110,000)	(2,000)
Funds held under reinsurance treaty with unauthorized reinsurers	104,554	446	(1,508)
Payable to affiliates	27,372	(3,370)	21,969
Other cash provided (applied)	30,133	15,035	(52,250)

Net cash used in financing and miscellaneous activities	(39,914)	(117,515)	(26,739)

Net increase (decrease) in cash, cash equivalents and short-term investments	233,873	(66,674)	82,101

Cash, cash equivalents and short-term investments:
Beginning of year	45,633	112,307	30,206

End of year	$279,506	$45,633	$112,307

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, LLC (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers,

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

external fund managers and internal models. In 2008, the NAIC adopted a regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Non-admitted Assets: Certain assets designated as “non-admitted”, principally the non-admitted portion of deferred income tax assets and agent debit balances, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred Income Taxes: Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. During 2008, the Company obtained permission from the state of Ohio to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a designation of an NAIC 6, are reported at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities, categorized as bonds, are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses.

There are no restrictions on common or preferred stock.

Home office properties are reported at cost less allowances for depreciation. Depreciation of home office properties is computed principally by the straight-line method.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other than temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances. Other “admitted assets” are valued principally at cost.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Realized capital gains and losses are determined using specific identification and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, preferred and common stocks are credited or charged directly to unassigned surplus.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2008, 2007 and 2006 net realized capital (losses) gains of $19,356, $(177) and $(2,235), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net (losses) gains aggregated $(443), $(510) and $(437), for the years ended December 31, 2008, 2007 and 2006, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $6, $13 and $20 has been excluded for the years ended December 31, 2008, 2007 and 2006, respectively, with respect to such practices.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Derivative Instruments

Futures are marked to market on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Premiums received for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Aggregate Reserves for Policies and Contracts

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law. The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 5.5 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.0 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include supplemental contracts and certain annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits or changes in reserve in the statement of operations.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate accounts held by the Company primarily represent funds which are administered for individual variable universal life and variable annuity contracts. Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets consist of shares in funds, considered common stock investments, which are valued daily and carried at fair value. The separate accounts, held for individual policyholders, do not have any minimum guarantees, and the investment risks associated with the fair value changes are borne entirely by the policyholder.

The Company received variable contract premiums of $732,493, $910,067 and $1,092,584, in 2008, 2007 and 2006, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. In addition, the Company received $113,994, $137,410 and $128,081, in 2008, 2007 and 2006, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by AEGON. In accordance with Statement of Statutory Accounting Principles (SSAP) No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $1,628, $832 and $538 for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $3, $310 and $134 for years ended December 31, 2008, 2007 and 2006, respectively.

Recent Accounting Pronouncements

In November 2008, the NAIC issued SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments. This statement establishes statutory accounting principles for impairment analysis and subsequent valuation of loan-backed and structured securities. Prior to SSAP No. 98, loan-backed and structured securities were evaluated for impairment based upon undiscounted cash flows in accordance with SSAP No. 43, Loan-backed and Structured Securities. SSAP No. 98 requires the use of the present value of the anticipated future cash flows for this purpose. This will result in increased other-than-temporary impairments (OTTI) for certain loan-backed and structured settlement securities. The Company adopted SSAP No. 98 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at December 31, 2008. As a result of the adoption, the Company expects to reduce unassigned surplus by $7,836 at January 1, 2009.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement shall be accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2007 and 2006 financial statements to conform to the 2008 presentation.

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Beginning in 2006, the manner in which the reserves on Variable Annuity and Variable Universal Life contracts are split between the separate account and general account statements was modified. This modification resulted in the contract surrender value being held as the reserve in the separate account statement, and any reserves in excess of the surrender value being held as the reserve in the general account. As a result, the total reserves held by the Company did not change, although the new reserve split resulted in an increase in the general account reserves of approximately $479,175 and an offsetting decrease in the separate account reserves by this same amount as of December 31, 2006.

2. Prescribed and Permitted Statutory Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed by the Insurance Department of the State of Ohio. The Insurance Department of the State of Ohio recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operation of an insurance company for determining its solvency under Ohio Insurance Law. The NAIC Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.

The Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. Bulletin 2009-04 increases the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10, Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expands the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Ohio is shown below :

	2008	2007	2006
Net Income (Loss), State of Ohio Basis	$(59,128)	$131,655	$111,989
State permitted practices (Income)	—	—	—

Net Income, NAIC SAP	$(59,128)	$131,655	$111,989

Statutory Surplus, State of Ohio Basis	$280,092	$488,703	$467,098
State permitted practices (Surplus)	(45,322)	—	—

Statutory Surplus, NAIC SAP	$234,770	$488,703	$467,098

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Accounting Changes and Corrections of Errors

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported a decrease in unassigned surplus of $240 as of January 1, 2008 related to this change.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments. For equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: Carrying value of policy loans approximates their fair value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Separate Account Annuity Liabilities: Separate account annuity liabilities are based upon the fair value of the related separate account assets.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2008		2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments	$279,506	$279,506	$45,633	$45,633
Bonds, other than affiliates	619,733	563,150	696,849	694,605
Preferred stocks, other than affiliates	4,545	3,580	4,673	4,646
Mortgage loans on real estate	12,754	11,545	24,493	24,249
Policy loans	411,020	411,020	410,844	410,844
Separate account assets	6,275,403	6,275,403	10,373,595	10,373,595

Liabilities
Investment contract liabilities	632,369	631,698	607,967	606,177
Deposit-type contracts	14,520	14,520	16,119	16,119
Separate account annuity liabilities	3,654,589	3,654,589	6,137,949	6,137,949

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 —	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 —	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 —	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2008 about the Company’s financial assets and liabilities measured at fair value on a recurring basis.

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments (a)	$—	$271,302	$790	$272,092
Separate Account assets (b)	6,275,403	—	—	6,275,403

Total assets	$6,275,403	$271,302	$790	$6,547,495

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

During 2008, the Company reported the following assets in Level 3 on a recurring basis.

Short-term Investments
Balance at January 1, 2008	$2,199
Change in realized gains/losses included in net income	1,409

Balance at December 31, 2008	$790

Total gains/losses included in income attributable to instruments held at the reporting date	$1,409

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

During 2008, the Company reported the following assets at fair value on a non-recurring basis.

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains/ (Losses)
Fixed maturities	$1,692	—	—	$1,692	—

Level 3 Financial Assets

The Company classifies certain broker quoted or impaired securities in Level 3. Fair values for the securities classified in Level 3 are at the lower of cost or market value.

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investments are classified as Level 3 due to the broker’s valuation process.

Investments, which have a designation of NAIC 6, are considered to be impaired. They are reported at the lower of cost or market, with gains/ (losses) included in net income.

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stock are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$97,307	$30,939	$—	$—	$128,246
State, municipal and other government	4,477	—	661	377	3,439
Public utilities	10,493	233	—	359	10,367
Industrial and miscellaneous	212,419	546	7,927	11,830	193,208
Mortgage and other asset-backed securities	295,037	1,120	46,570	21,697	227,890

	$619,733	$32,838	$55,158	$34,263	$563,150
Unaffiliated preferred stocks	4,545	—	832	133	3,580

	$624,278	$32,838	$55,990	$34,396	$566,730

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2007
Unaffiliated bonds:
United States Government and agencies	$152,325	$5,531	$—	$1	$157,855
State, municipal and other government	4,494	115	—	58	4,551
Public utilities	14,942	345	32	—	15,255
Industrial and miscellaneous	193,686	2,292	1,185	1,396	193,397
Mortgage and other asset-backed securities	331,402	1,787	3,673	5,969	323,547

	$696,849	$10,070	$4,890	$7,424	$694,605
Unaffiliated preferred stocks	4,673	60	76	11	4,646

	$701,522	$10,130	$4,966	$7,435	$699,251

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008 and 2007, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 68 and 57 securities with a carrying amount of $202,928 and $181,439 and an unrealized loss of $55,990 and $4,966, with an average price of 72.4 and 97.3 (fair value/amortized cost). Of this portfolio, 88.42% and 97.43% were investment grade with associated unrealized losses of $43,441 and $4,645, respectively.

At December 31, 2008 and 2007, respectively, for securities that have been in a continuous loss position for less than twelve months, the Company held 95 and 59 securities with a carrying amount of $219,972 and $181,236 and an unrealized loss of $34,396 and $7,435 with an average price of 84.4 and 95.9 (fair value/amortized cost). Of this portfolio, 91.71% and 93.47% were investment grade with associated unrealized losses of $30,889 and $7,145, respectively.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Securities in unrealized loss positions that are considered other than temporary are written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other than temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; and (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other than temporarily impaired.

At December 31, 2008, the Company’s asset-backed securities (ABS) credit card portfolio had a fair value $11,970 less than the carrying amount. The unrealized loss in the ABS credit card sector is primarily a function of decreased liquidity and increased credit spreads in the structured finance and financial institution market. While the credit card ABS portfolios with large subprime segments may be negatively impacted by the slowing domestic economy and housing market, there has been little rating migration of the bonds held by the Company. All of the ABS credit card bonds held by the Company are rated investment grade. The Company’s entire credit card portfolio has been stress tested. Results of these stress tests indicate that while downgrades within the portfolio may occur, all of the securities in an unrealized loss position in this portfolio are projecting payment in full. As there has been no impact to expected future cash flows, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

At December 31, 2008, the Company’s ABS housing portfolio had a fair value $17,144 less than the carrying amount. ABS Housing securities are secured by pools of residential mortgage loans primarily those which are categorized as sub-prime.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as asset-backed securities, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not our particular tranche or holding is at risk for payment interruption. Holdings are impaired to projected cash flows where loss events have taken place (or are projected to take place on structured securities) that would affect future cash flows on our particular tranche.

Sub-prime holdings fair values have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. Further impacting the unrealized losses is spread widening due to illiquidity as well as increased extension risk due to slower than expected prepayments. Despite the continued decline in the margin of safety on these securities during 2008, cash flow models indicate full recovery of principal and interest for each of the Company’s particular holdings in an unrealized loss position.

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

For ABS in an unrealized loss position, the Company considers them for impairment when there has been an adverse change in estimated cash flows from the cash flows previously projected at purchase, which is in accordance with SSAP 43, Loan-backed and Structured Securities. The Company did not impair any of its sub-prime mortgage positions in 2008 or 2007.

The actual cost, carrying amount and fair value of the Company’s sub-prime mortgage-backed ABS holdings at December 31, 2008 are $66,543, $66,514 and $49,487, respectively. As the remaining unrealized losses in the ABS housing portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

At December 31, 2008, the Company’s commercial mortgage-backed securities (CMBS) portfolio had a fair value $23,321 less than the carrying amount. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS includes conduit and single borrower mortgages.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up approach. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, the security is impaired to undiscounted cash flows.

All of the securities in an unrealized loss position are rated investment grade. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2008.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The estimated fair values of bonds and preferred stocks with gross unrealized losses at December 31, 2008 and 2007 are as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$5	$—	$5
State, municipal and other government	1,240	2,200	3,440
Public utilities	—	8,318	8,318
Industrial and miscellaneous	40,345	110,783	151,128
Mortgage and other asset-backed securities	102,536	63,506	166,042

	144,126	184,807	328,933
Unaffiliated preferred stocks	2,811	769	3,580

	$146,937	$185,576	$332,513

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2007

Unaffiliated bonds:
United States Government and agencies	$—	$823	$823
State, municipal and other government	—	1,851	1,851
Public utilities	4,963	—	4,963
Industrial and miscellaneous	61,784	48,785	110,569
Mortgage and other asset-backed securities	106,518	121,865	228,383

	173,265	173,324	346,589
Unaffiliated preferred stocks	3,207	477	3,684

	$176,472	$173,801	$350,273

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

The carrying amount and fair value of bonds at December 31, 2008, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$24,550	$24,569
Due after one year through five years	142,410	131,768
Due after five years through ten years	50,012	43,033
Due after ten years	107,724	135,890

	324,696	335,260
Mortgage and other asset-backed securities	295,037	227,890

	$619,733	$563,150

A detail of net investment income is presented below:

	Year Ended December 31
	2008	2007	2006
Income:
Bonds	$36,265	$32,953	$32,693
Preferred stocks	258	264	421
Common stocks of affiliated entities	8,085	6,160	10,010
Mortgage loans on real estate	1,705	1,501	1,183
Real estate	4,562	7,243	7,400
Policy loans	23,746	22,127	18,870
Cash, cash equivalents and short-term investments	4,194	9,852	—
Other invested assets	(2,677)	(2,995)	—
Other	2,534	492	2,279

Gross investment income	78,672	77,597	72,856
Less investment expenses	(7,049)	(8,765)	(8,747)

Net investment income	$71,623	$68,832	$64,109

Investment expenses include expenses for the occupancy of company-owned property of $3,949, $3,759 and $3,668 during 2008, 2007 and 2006, respectively, as well as depreciation expense on these properties of $890, $890 and $887, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Proceeds from sales of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2008	2007	2006
Proceeds	$308,079	$372,675	$510,357

Gross realized gains	$35,518	$2,154	$1,685
Gross realized losses	(7,238)	(2,426)	(4,689)

Net realized capital gains (losses)	$28,280	$(272)	$(3,004)

The Company had gross realized losses of $4,739 in 2008 which relate to losses recognized on other than temporary declines in fair values of bonds. The Company did not have gross realized losses in 2007 or 2006 related to losses recognized on other than temporary declines in fair values of bonds.

At December 31, 2008, bonds with an aggregate carrying value of $3,823 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized
	Year Ended December 31
	2008	2007	2006
Bonds	$23,541	$(272)	$(3,004)
Common stocks	—	—	(20)
Cash, cash equivalents, and short-term investments	(1,508)	(1,230)	—
Derivatives	9,756	(2,240)	(858)
Other invested assets	1	(164)	952

	31,790	(3,906)	(2,930)
Federal income tax effect	(12,066)	1,106	1,040
Transfer to (from) interest maintenance reserve	(19,356)	177	2,235

Net realized capital gains (losses) on investments	$368	$(2,623)	$345

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

	Change in Unrealized
	Year Ended December 31
	2008	2007	2006
Bonds	$(2,070)	$—	$—
Common stocks	932	638	(43,656)

Change in unrealized capital gains (losses)	$(1,138)	$638	$(43,656)

Gross unrealized gains (losses) on common stocks of affiliated entities were as follows:

	December 31
	2008	2007
Unrealized gains	$7,228	$6,212
Unrealized losses	(2,559)	(2,475)

Net unrealized gains	$4,669	$3,737

During 2008 and 2007, the Company did not issue any mortgage loans.

During 2008, 2007 and 2006, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2008, 2007 and 2006, the Company held a mortgage loan loss reserve in the asset valuation reserve of $61, $233 and $243, respectively.

At December 31, 2008, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from three to nine and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from seven to thirteen years. The amount of contingent equity commitments expected to be paid during the years 2009 to 2013 is $1,491. There were no impairment losses, write-downs or reclassifications during 2008 related to these credits.

At December 31, 2007, the Company had three LIHTC. The remaining years of unexpired tax credits ranged from four to ten and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from eight to fourteen years. The amount of contingent equity commitments expected to be paid during the years 2008 to 2012 is $2,053. There were no impairment losses, write-downs, or reclassifications during 2007 related to any of these credits.

The Company issues products providing the customer a return based on the S&P 500 index. The Company uses S&P 500 index futures contracts to hedge the liability risk associated with these products.

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Investments (continued)

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

Under exchange traded futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post a variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange. The Company recognized net realized gains (losses) from futures contracts in the amount of $9,756, $(2,240) and $(858) for the years ended December 31, 2008, 2007 and 2006, respectively.

6. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2008	2007	2006
Direct premiums	$990,717	$1,084,449	$1,229,963
Reinsurance assumed—affiliated	3,730	3,853	2,382
Reinsurance ceded—affiliated	(170,903)	(48,572)	(43,611)
Reinsurance ceded—non-affiliated	(34,702)	(25,946)	(21,609)

Net premiums earned	$788,842	$1,013,784	$1,167,125

35

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

The Company received reinsurance recoveries in the amount of $40,858, $37,977 and $34,248 during 2008, 2007 and 2006, respectively. At December 31, 2008 and 2007, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $19,752 and $14,863, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2008 and 2007 of $266,137 and $112,489, respectively. As of December 31, 2008 and 2007, the amount of reserve credits for reinsurance ceded that represented unauthorized affiliated companies were $224,853 and $75,817, respectively.
The net amount of the reduction in surplus at December 31, 2008 if all reinsurance agreements were cancelled is $8,307.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with Transamerica International Re (Bermuda) Ltd, an affiliate of the Company, to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $133,875, received consideration of $12,780 and established a funds withheld liability of $121,095. The pretax gain of $12,780 ($8,307 on a net of tax basis) has been reclassified to equity in accordance with SSAP 61, Life, Deposit-Type and Accident and Health Reinsurance. The Company ceded general account and separate account reserves on a modified coinsurance basis of $303,642 and $1,703,276, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction. At December 31, 2008, the Company holds collateral in the form of letters of credit of $95,000 from the assuming company.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit riders included in certain of its variable annuity contracts that were previously ceded to Transamerica International Re (Bermuda) Ltd., an affiliate, under a 2001 reinsurance agreement. The Company released a funds withheld liability of $14,716 associated with this business and paid recapture consideration of $36,703. Reserves recaptured included $71,423 of GMDB reserves and $1,927 of claim reserves. The resulting pretax loss of $95,337 was included in the Summary of Operations in accordance with SSAP 61. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $5,925 ($3,851 net of tax). Prior to this transaction, the Company had amortized $1,367 and $1,823 on a pre-tax basis ($889 and $1,185 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

36

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Reinsurance (continued)

During 2006, the Company entered into a reinsurance agreement with Transamerica International Reinsurance Ireland, Ltd. (TIRI) an affiliate, to retrocede an inforce block of term life business effective January 1, 2006. The difference between the initial commission expense allowance received of $700 and ceded reserves of $332 resulted in an initial transaction gain of $368, which was credited to unassigned surplus on a net of tax basis in the amount of $240, in accordance with SSAP No. 61. For each of the years ended December 31, 2008 and 2007, the Company amortized $24 into earnings with a corresponding charge to unassigned surplus.

During 2007, the Company recaptured the risks related to the universal life business that was previously ceded to TIRI on a funds withheld basis. The Company paid recapture consideration of $525 and received $81 for assets recaptured related to the block. Reserves recaptured included $5,453 in life reserves and $30 in other claim reserves, resulting in a net pre-tax loss of $5,927, which is included in the statement of operations.

Letters of credit held for all unauthorized reinsurers as of December 31, 2008 and 2007 were $131,155 and $79,000, respectively.

37

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2008	2007
Deferred income tax assets:
Non-admitted assets	$5,587	$6,650
Partnerships	945	3,029
Tax basis deferred acquisition costs	92,162	93,168
Reserves	123,431	135,841
Unrealized capital losses	32	31
§807(f) assets	163	187
Deferred intercompany losses	2,800	744
Guaranty funds	926	926
Credit carryforwards	—	2,482
Miscellaneous accruals	4,212	3,814
Other	2,352	1,938

Total deferred income tax assets	232,610	248,810

Deferred income tax assets non-admitted	115,396	165,305

Admitted deferred income tax assets	117,214	83,505

Deferred income tax liabilities:
Partnerships	310	—
Real estate	27	27
§807(f) liabilities	39,919	52,151
Unrealized capital gains	213	243
Deferred intercompany gains	32	—
Other	668	205

Total deferred income tax liabilities	41,169	52,626

Net admitted deferred income tax asset	$76,045	$30,879

38

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2008	2007	Change
Total deferred income tax assets	$232,610	$248,810	$(16,200)
Total deferred income tax liabilities	41,169	52,626	11,457

Net deferred income tax asset	$191,441	$196,184	(4,743)

Tax effect of unrealized gains (losses)			(2,876)

Change in net deferred income tax			$(7,619)

	December 31
	2007	2006	Change
Total deferred income tax assets	$248,810	$250,068	$(1,258)
Total deferred income tax liabilities	52,626	62,726	10,100

Net deferred income tax asset	$196,184	$187,342	8,842

Tax effect of unrealized gains (losses)			—

Change in net deferred income tax			$8,842

Non-admitted deferred tax assets increased (decreased) $(49,909), $8,490 and $22,220 for 2008, 2007 and 2006, respectively.

39

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

As discussed in Note 2 Prescribed and Permitted Statutory Accounting Practices, the Company, with the permission of the Ohio Superintendent of Insurance, determines the admitted amount of deferred income tax assets pursuant to Ohio Bulletin 2009-04. The following charts outline the effect of this permitted practice on the Company’s financial statements:

		3 years		1 year		Change
18 e.	Gross DTAs at Enacted Tax Rate		$232,610		$232,610		$—
	Admitted Gross DTAs (paragraph 10 a.)	$30,723		$30,723		$—
	Admitted Gross DTAs (paragraph 10 b.)	45,322		—		45,322
	Admitted Gross DTAs (paragraph 10 c.)	41,169		41,169		—

	Total Admitted Gross DTAs	117,214	(117,214)	71,892	(71,892)	45,322	(45,322)

	Nonadmitted Gross DTAs		115,396		160,718		(45,322)
	Admitted DTA		117,214		71,892		45,322
	Gross DTL		(41,169)		(41,169)		—

	Net Admitted DTA		$76,045		$30,723		$45,322

18 f.	10 a.—Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						$30,723
	10 b.i.—Gross DTAs, after application of 10a. expected to be realized within one year					$—
	10 b.ii.—10% of adjusted capital and surplus as shown on most recently filed statement					48,943
	Lesser of 10 b.i. or 10 b.ii.						—
	10 c.—Gross DTAs, after 10a. And 10b. That can be offset against gross DTLs						41 ,169

	Admitted Gross DTAs						71,892
	Gross DTLs						(41,169)

	Net Admitted DTAs						$30,723

10 d.ii.—If the reporting entity’s financial statements and risk-based capital (RBC) calculated using a DTA as the sum of 10 a., 10 b., 10 c. results in the Company’s risk-based capital level being above the maximum risk-based capital level where an action level could occur as a result of a trend test (i.e., 250% for life entities and 300% for property/casualty entities), then the reporting entity may admit a higher amount as calculated in paragraph 10 e.:

	Total adjusted capital using a DTA in accordance with 10 a., 10 b., and 10 c.						$239,472

	Authorized control level						44,224

	Total adjusted capital exceeds 250% of authorized control level, therefore DTA in accordance with 10 e. may be admitted.

	10 e.i.—Federal Income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year						30,723
	10 e.ii. (a)—Gross DTAs, after application of 10 e.i. expected to be realized within three years					$45,322
	10 e.ii. (b)—15% of adjusted capital and surplus as shown on most recently filed statement					73,414
	Lesser of 10 e.ii. (a) or 10 e.ii. (b)						45,322
	10 e.iii.—Gross DTAs, after 10 e.i. and 10 e.ii. that can be offset against gross DTLs						41,169

	Admitted Gross DTAs						117,214
	Gross DTLs						(41,169)

	Net Admitted DTAs						$76,045

40

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2008	2007	2006
Income tax expense (benefit) on operational gains and capital gains (losses) on investments computed at the federal statutory rate (35%)	$(28,823)	$67,317	$61,842
Deferred acquisition costs—tax basis	(1,023)	(314)	327
Dividends received deduction	(7,490)	(8,946)	(11,099)
IMR amortization	155	179	153
Investment income items	2,196	97	(375)
Limited partnership book/tax difference	156	232	223
Prior year under accrual	657	192	1,647
Reinsurance transactions	1,240	(423)	(339)
Tax credits	(5,370)	(3,198)	(3,167)
Tax reserve valuation	(2,895)	6,380	17,750
Miscellaneous accruals	(629)	1,576	43
Non-deductible items	917	91	100
Depreciation	(50)	(56)	(178)
LOLI	(831)	(887)	(790)
Other	(788)	(1,383)	801

Federal income tax (benefit) expense on operations and capital gains (losses) on investments	(42,578)	60,857	66,938
Less tax expense (benefit) on capital gains (losses)	12,066	(1,106)	(1,040)

Total federal income tax (benefit) expense	$(54,644)	$61,963	$67,978

The total statutory income taxes are computed as follows:

	Year Ended December 31
	2008	2007	2006
Federal income tax expense on operations and capital gains (losses) on investments	$(42,578)	$60,857	$66,938
Change in net deferred income taxes	(7,619)	8,842	24,874

Total statutory income tax (benefit) expense	$(34,959)	$52,015	$42,064

41

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement. Under the terms of the agreement, allocations are based upon separate return calculations. The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company’s separately computed tax liability or the consolidated group’s tax liability in any carryback or carryforward year when so applied. Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company did not incur income taxes during 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes during 2007 and 2006 of $60,165 and $65,214, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2008 and 2007 is not material to the Company’s financial position. Therefore, the total amount of tax contingencies that, if recognized, would affect the effective income tax rate is immaterial. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes as of December 31, 2008 and 2007 was not material and the Company recorded no liability for penalties.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 has been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for 2005 and 2006. The 2007 tax return has been filed but no examination has commenced.

42

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31
	2008		2007
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With market value adjustment	$32,391	1%	$20,695	0%
At book value less surrender charge of 5% or more	69,724	1	81,307	1
At fair value	3,696,287	83	6,164,883	91

Total with adjustment or at market value	3,798,402	85	6,266,885	92
At book value without adjustment (minimal or no charge or adjustment)	428,383	10	431,030	6
Not subject to discretionary withdrawal	235,131	5	92,330	2

Total annuity reserves and deposit liabilities	4,461,916	100%	6,790,245	100%

Less reinsurance ceded	165,616		35,260

Net annuity reserves and deposit liabilities	$4,296,300		$6,754,985

43

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company is as follows:

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$—	$—	$731,603	$731,603

Reserves for accounts with assets at fair value at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

Reserves for separate accounts by withdrawal characteristics at December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	5,556,306	5,556,306
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	5,556,306	5,556,306
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2008	$—	$—	$—	$5,556,306	$5,556,306

44

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guaranteed Less Than 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$—	$—	$909,554	$909,554

Reserves for accounts with assets at fair value at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

Reserves for separate accounts by withdrawal characteristics at December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	$—
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	9,485,165	9,485,165
At book value without market value adjustment and with current surrender charge of less than 5%	—	—	—	—	—

Subtotal	—	—	—	9,485,165	9,485,165
Not subject to discretionary withdrawal	—	—	—	—	—

Total separate account liabilities at December 31, 2007	$—	$—	$—	$9,485,165	$9,485,165

45

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2008	2007	2006
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$732,493	$910,067	$1,092,584
Transfers from separate accounts	1,274,005	1,484,712	1,758,650

Net transfers from separate accounts	(541,512)	(574,645)	(666,066)
Other reconciling adjustments	1,238	(1,399)	215

Net transfers as reported in the summary of operations of the Company	$(540,274)	$(576,044)	$(665,851)

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Income Benefit	$990,339	$104,921	$97,859
2007	Guaranteed Minimum Income Benefit	$1,633,606	$28,980	$4,250

For Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2008 and 2007, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2008	Guaranteed Minimum Death Benefit	$3,074,498	$193,360	$157,384
2007	Guaranteed Minimum Death Benefit	$6,291,420	$73,072	$35,260

46

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

8. Policy and Contract Attributes (continued)

For Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2008 and 2007, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2008
Ordinary direct renewal business	$2,796	$1,625	$4,421
Ordinary new business	9	1	10

	$2,805	$1,626	$4,431

December 31, 2007
Ordinary direct renewal business	$3,046	$1,813	$4,859
Ordinary new business	262	(151)	111

	$3,308	$1,662	$4,970

At December 31, 2008 and 2007, the Company had insurance in force aggregating $3,644,366 and $2,170,424 respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Ohio Department of Insurance. The Company established policy reserves of $22,357 and $15,281 to cover these deficiencies at December 31, 2008 and 2007, respectively.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

47

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company, AEGON. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) net income for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2009, without the prior approval of insurance regulatory authorities, is $23,477.

On December 29, 2008 the Company paid a $200,000 common stock dividend to its parent company. Of this amount, $131,600 was considered an ordinary cash dividend and $68,400 was considered an extraordinary dividend. The Company received approval from the Ohio Department of Insurance to make the dividend payment. The Company paid ordinary common stock dividends of $110,000 and $2,000 to its parent on December 19, 2007 and September 8, 2006, respectively.

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2008, the Company meets the RBC requirements.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense allocated to the Company aggregated $1,444, $1,829 and $1,432 for 2008, 2007 and 2006, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

48

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

10. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $793, $905 and $864 for 2008, 2007 and 2006, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for 2008, 2007 and 2006 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The postretirement expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $143, $179 and $147 for 2008, 2007 and 2006, respectively.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

49

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Related Party Transactions (continued)

The Company is party to a Cost Sharing agreement between AEGON companies, providing for services needed. The Company is also party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations by administering the day-to-day real estate and mortgage loan operations of the Company. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2008, 2007 and 2006, the Company paid $95,980, $106,392 and $94,305, respectively, for such services, which approximates their costs to the affiliates. During 2006, the Company executed an administration service agreement with Transamerica Fund Advisors, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $30,230, $38,629 and $36,528 from this agreement during 2008, 2007 and 2006, respectively. The Company provides office space, marketing and administrative services to certain affiliates. During 2008, 2007 and 2006, the Company received $95,867, $100,815 and $91,726, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. At December 31, 2008, 2007 and 2006, the Company has a net amount of $(16,350), $21,887 and $9,683, respectively, due (from) to affiliates. Terms of settlement require that these amounts are settled within 90 days. During 2008, 2007 and 2006, the Company paid net interest of $924, $1,954 and $1,599, respectively, to affiliates.

At December 31, 2008, the Company did not hold any short-term notes receivable.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2008 and 2007, the cash surrender value of these policies was $66,323 and $63,948, respectively.

12. Commitments and Contingencies

The Company is a party to legal proceedings involving a variety of issues incidental to its business. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

50

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,337 and $3,344 with no offsetting premium tax benefit at December 31, 2008 and 2007, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $36, $(22) and $36 for 2008, 2007 and 2006, respectively.

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair market value of the loaned government/other domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government/other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair market value of the loaned security.

At December 31, 2007, securities in the amount of $158,452 were on loan under securities lending agreements. At December 31, 2007 the collateral the Company received from securities lending was in the form of cash. At December 31, 2008, there were no securities on loan under securities lending agreements.

The Company has contingent commitments of $1,491 and $2,053 as of December 31, 2008 and 2007, respectively, for LIHTC investments.

The Company is required by the Commodity Futures Trading Commission (CFTC) to maintain assets on deposit with brokers for futures trading activity done on behalf of the Company. The broker has a secured interest with priority in the pledged assets, however, the Company has the right to recall and substitute the pledged assets. At December 31, 2008 and 2007 respectively, the Company pledged assets in the amount of $36,127 and $6,449 to satisfy the requirements of futures trading accounts.

51

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During the period January 1, 2006 through June 30, 2006, the Company sold $32,428 of agent balances without recourse to ADB Corporation, LLC, an affiliated entity. The Company did not realize a gain or loss as a result of the sales. As of July 1, 2006, the Company no longer sells agent debit balances and thus has retained such balances as non-admitted receivables. Agent receivables in the amount of $15,409, $18,673 and $20,261 were non-admitted as of December 31, 2008, 2007 and 2006, respectively.

52

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$97,307	$128,246	$97,307
States, municipalities and political subdivisions	54,143	55,007	54,143
Foreign governments	3,652	2,754	3,652
Public utilities	10,493	10,367	10,493
All other corporate bonds	454,138	366,776	454,138
Preferred stocks	4,545	3,580	4,545

Total fixed maturities	624,278	566,730	624,278

Mortgage loans on real estate	12,754		12,754
Real estate	37,806		37,806
Policy loans	411,020		411,020
Cash, cash equivalents and short-term investments	279,506		279,506
Other invested assets	8,351		8,351

Total investments	$1,373,715		$1,373,715

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

53

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2008
Individual life	$1,097,394	20,196	$574,634	$45,656	$370,010	$237,806
Group life	16,261	101	375	667	1,473	365
Annuity	621,785	2,183	213,833	25,300	968,935	1,519,611

	$1,735,440	$22,480	$788,842	$71,623	$1,340,418	$1,757,782

Year ended December 31, 2007
Individual life	$1,040,192	14,956	$583,844	$42,731	$304,367	$241,395
Group life	15,550	100	46	646	915	53
Annuity	596,029	317	429,894	25,455	1,055,682	(510,040)

	$1,651,771	$15,373	$1,013,784	$68,832	$1,360,964	$(268,592)

Year ended December 31, 2006
Individual life	$971,044	12,448	$582,703	$33,573	$727,802	$(178,400)
Group life	15,361	198	233	694	445	55
Annuity	636,572	238	584,189	29,842	892,153	(200,887)

	$1,622,977	$12,884	$1,167,125	$64,109	$1,620,400	$(379,232)

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

54

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$102,486,516	$54,034,032	$16,447,344	$64,899,828	25%

Premiums:
Individual life	$648,362	$77,458	$3,730	$574,634	1%
Group life	5,033	4,658	—	375	0%
Annuity	337,322	123,489	—	213,833	0%

	$990,717	$205,605	$3,730	$788,842	0%

Year ended December 31, 2007
Life insurance in force	$99,363,588	$48,566,371	$17,211,679	$68,008,896	25%

Premiums:
Individual life	$646,758	$66,766	$3,853	$583,845	1%
Group life	586	540	—	46	0%
Annuity	437,105	7,212	—	429,893	0%

	$1,084,449	$74,518	$3,853	$1,013,784	1%

Year ended December 31, 2006
Life insurance in force	$90,434,049	$40,136,640	$17,246,515	$67,543,924	26%

Premiums:
Individual life	$637,660	$57,339	$2,382	$582,703	0%
Group life	725	492	—	233	0%
Annuity	591,578	7,389	—	584,189	0%

	$1,229,963	$65,220	$2,382	$1,167,125	0%

55

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Year Ended December 31, 2008

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of the WRL Freedom Advisor Variable Annuity,

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA AA (comprised of Transamerica BlackRock Large Cap Value VP, Transamerica Capital Guardian Value VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica JPMorgan Core Bond VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Legg Mason Partners All Cap VP, Transamerica Marsico Growth VP, Transamerica MFS High Yield VP, Transamerica MFS International Equity VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Science & Technology VP, Transamerica Small/Mid Cap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid Cap Growth VP, Transamerica Efficient Markets VP, AllianceBernstein Balanced Wealth Strategy Portfolio, Franklin Templeton VIP Founding Funds Allocation, Fidelity-VIP Index 500 Portfolio, ProFund VP Bull, ProFund VP Money Market, ProFund VP NASDAQ-100, ProFund VP Short Small Cap, ProFund VP Small Cap, ProFund VP Japan, ProFund VP Ultra Small-Cap, ProFund VP Basic Materials, ProFund VP Pharmaceuticals, ProFund VP Telecommunications, ProFund VP Asia 30, ProFund VP Oil & Gas, ProFund VP U.S. Government Plus, ProFund VP Consumer Services, ProFund VP Precious Metals, ProFund VP Europe 30, ProFund VP Short NASDAQ-100, ProFund VP Utilities, ProFund VP Financials, ProFund VP Small-Cap Value, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Falling US Dollar, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Short International, and Access VP High Yield subaccounts), at December 31, 2008, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Co. of Ohio Separate Account VA AA at December 31, 2008, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

March 25, 2009

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.630298	$0.541986	$0.507446	$0.962432

M&E - .50%	$0.629931	$0.541671	$0.507141	$0.961868

M&E - .70%	$0.628456	$0.540402	$0.505963	$0.959610

M&E - .75%	$0.628091	$0.540086	$0.505665	$0.959055

M&E - .85%	$0.627361	$0.539459	$0.505072	$0.957934

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica JPMorgan Core Bond VP	Transamerica JPMorgan Enhanced Index VP	Transamerica Legg Mason Partners All Cap VP	Transamerica Marsico Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,631	2,334	183	—

Cost	$196,597	$33,969	$1,649	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$196,635	$19,069	$1,352	$—
Receivable for units sold	1	—	1	—

Total assets	196,636	19,069	1,353	—

Liabilities
Payable for units redeemed	—	—	—	—

	$196,636	$19,069	$1,353	$—

Net Assets:
Deferred annuity contracts terminable by owners	$196,636	$19,069	$1,353	$—

Total net assets	$196,636	$19,069	$1,353	$—

Accumulation units outstanding:
M&E - .45%	158,806	—	—	—

M&E - .50%	26,152	32,305	1,747	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	476	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$1.063225	$0.590625	$0.609239	$0.565789

M&E - .50%	$1.062601	$0.590283	$0.608887	$0.565460

M&E - .70%	$1.060124	$0.588894	$0.607458	$0.564130

M&E - .75%	$1.059513	$0.588553	$0.607106	$0.563799

M&E - .85%	$1.058278	$0.587869	$0.606394	$0.563143

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica MFS High Yield VP	Transamerica MFS International Equity VP	Transamerica Munder Net50 VP	Transamerica PIMCO Total Return VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	3,282	5,542	—	2,033

Cost	$23,499	$38,718	$—	$22,850

Investments in mutual funds, Level 1 quoted prices at net asset value	$19,493	$27,268	$—	$21,670
Receivable for units sold	2	—	—	—

Total assets	19,495	27,268	—	21,670

Liabilities
Payable for units redeemed	—	—	—	—

	$19,495	$27,268	$—	$21,670

Net Assets:
Deferred annuity contracts terminable by owners	$19,495	$27,268	$—	$21,670

Total net assets	$19,495	$27,268	$—	$21,670

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	26,755	44,100	—	22,007

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.729052	$0.618694	$0.515926	$0.985271

M&E - .50%	$0.728638	$0.618332	$0.515620	$0.984691

M&E - .70%	$0.726931	$0.616888	$0.514418	$0.982396

M&E - .75%	$0.726515	$0.616532	$0.514109	$0.981817

M&E - .85%	$0.725652	$0.615802	$0.513510	$0.980678

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica T.Rowe Price Equity Income VP	Transamerica T.Rowe Price Small Cap VP	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,309	2,686	1,665	2,528

Cost	$36,741	$19,399	$32,425	$37,288

Investments in mutual funds, Level 1 quoted prices at net asset value	$19,351	$13,939	$22,883	$21,492
Receivable for units sold	—	—	2	1

Total assets	19,351	13,939	22,885	21,493

Liabilities
Payable for units redeemed	—	1	—	—

	$19,351	$13,938	$22,885	$21,493

Net Assets:
Deferred annuity contracts terminable by owners	$19,351	$13,938	$22,885	$21,493

Total net assets	$19,351	$13,938	$22,885	$21,493

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	31,909	18,875	42,223	36,487

M&E - .70%	—	—	—	—

M&E - .75%	—	4,532	—	3,278

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.606817	$0.596164	$0.542320	$0.540939

M&E - .50%	$0.606458	$0.595817	$0.541999	$0.540622

M&E - .70%	$0.605044	$0.594422	$0.540733	$0.539355

M&E - .75%	$0.604689	$0.594074	$0.540417	$0.539040

M&E - .85%	$0.603977	$0.593375	$0.539780	$0.538407

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Balanced VP	Transamerica Convertible Securities VP	Transamerica Equity VP	Transamerica Growth Opportunities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	1,562	800	1,718

Cost	$—	$9,449	$19,089	$20,444

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$9,652	$11,839	$13,123
Receivable for units sold	—	—	1	1

Total assets	—	9,652	11,840	13,124

Liabilities
Payable for units redeemed	—	1	—	—

	$—	$9,651	$11,840	$13,124

Net Assets:
Deferred annuity contracts terminable by owners	$—	$9,651	$11,840	$13,124

Total net assets	$—	$9,651	$11,840	$13,124

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	16,129	22,769	24,029

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.658643	$0.598736	$0.520319	$0.546482

M&E - .50%	$0.658249	$0.598392	$0.520015	$0.546155

M&E - .70%	$0.656716	$0.596986	$0.518789	$0.544878

M&E - .75%	$0.656333	$0.596642	$0.518489	$0.544554

M&E - .85%	$0.655572	$0.595946	$0.517878	$0.543925

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Money Market VP	Transamerica Science & Technology VP	Transamerica Small/Mid Cap Value VP	Transamerica U.S. Government Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	903,009	—	—	16,600

Cost	$903,009	$—	$—	$208,824

Investments in mutual funds, Level 1 quoted prices at net asset value	$903,009	$—	$—	$213,482
Receivable for units sold	6	—	—	—

Total assets	903,015	—	—	213,482

Liabilities
Payable for units redeemed	—	—	—	—

	$903,015	$—	$—	$213,482

Net Assets:
Deferred annuity contracts terminable by owners	$903,015	$—	$—	$213,482

Total net assets	$903,015	$—	$—	$213,482

Accumulation units outstanding:
M&E - .45%	484,159	—	—	128,930

M&E - .50%	317,586	—	—	68,295

M&E - .70%	61,821	—	—	—

M&E - .75%	18,837	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$1.023867	$0.486557	$0.548637	$1.082652

M&E - .50%	$1.023252	$0.486266	$0.548317	$1.082013

M&E - .70%	$1.020875	$0.485124	$0.547027	$1.079494

M&E - .75%	$1.020267	$0.484843	$0.546715	$1.078866

M&E - .85%	$1.019092	$0.484272	$0.546074	$1.077611

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Value Balanced VP	Transamerica Van Kampen Mid Cap Growth VP	Transamerica Efficient Markets VP	Transamerica Index 50 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.662622	$0.501219	$1.038351	$0.825517

M&E - .50%	$0.662238	$0.500938	$1.038278	$0.825237

M&E - .70%	$0.660680	$0.499754	$1.037990	$0.824143

M&E - .75%	$0.660311	$0.499462	$1.037918	$0.823868

M&E - .85%	$0.659539	$0.498871	$1.037772	$0.823317

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	Transamerica Index 75 VP	AllianceBernstein Balanced Wealth Strategy Portfolio	Franklin Templeton VIP Founding Funds Allocation	Fidelity-VIP Index 500 Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.728804	$1.014465	$0.991747	$0.597702

M&E - .50%	$0.728560	$1.014392	$0.991677	$0.597357

M&E - .70%	$0.727587	$1.014113	$0.991405	$0.595954

M&E - .75%	$0.727352	$1.014043	$0.991338	$0.595608

M&E - .85%	$0.726861	$1.013901	$0.991198	$0.594911

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount
Assets
Investment in securities:
Number of shares	—	836,233	305	—

Cost	$—	$836,233	$4,058	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$836,233	$3,271	$—
Receivable for units sold	—	1	—	—

Total assets	—	836,234	3,271	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$836,234	$3,271	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$836,234	$3,271	$—

Total net assets	$—	$836,234	$3,271	$—

Accumulation units outstanding:
M&E - .45%	—	214,040	—	—

M&E - .50%	—	615,452	4,993	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	1,056	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.591881	$1.008564	$0.541332	$1.315797

M&E - .50%	$0.591539	$1.007977	$0.541016	$1.315035

M&E - .70%	$0.590148	$1.005613	$0.539748	$1.311958

M&E - .75%	$0.589804	$1.005055	$0.539432	$1.311202

M&E - .85%	$0.589118	$1.003861	$0.538800	$1.309675

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Small-Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP Ultra Small-Cap Subaccount	ProFund VP Basic Materials Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.599806	$0.533287	$0.286747	$0.474483

M&E - .50%	$0.599455	$0.532974	$0.286575	$0.474206

M&E - .70%	$0.598049	$0.531730	$0.285910	$0.473097

M&E - .75%	$0.597700	$0.531418	$0.285731	$0.472819

M&E - .85%	$0.597003	$0.530790	$0.285394	$0.472266

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.781055	$0.616270	$0.416368	$0.637124

M&E - .50%	$0.780604	$0.615916	$0.416120	$0.636748

M&E - .70%	$0.778781	$0.614478	$0.415151	$0.635262

M&E - .75%	$0.778318	$0.614120	$0.414909	$0.634890

M&E - .85%	$0.777412	$0.613403	$0.414415	$0.634153

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	—

Cost	$—	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	—	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$—	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$—

Total net assets	$—	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$1.559049	$0.628446	$0.636094	$0.528596

M&E - .50%	$1.558142	$0.628076	$0.635729	$0.528284

M&E - .70%	$1.554510	$0.626598	$0.634232	$0.527047

M&E - .75%	$1.553607	$0.626236	$0.633866	$0.526741

M&E - .85%	$1.551803	$0.625507	$0.633126	$0.526117

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount	ProFund VP Small-Cap Value Subaccount
Assets
Investment in securities:
Number of shares	—	—	—	513

Cost	$—	$—	$—	$12,664

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$—	$9,562
Receivable for units sold	—	—	—	—

Total assets	—	—	—	9,562

Liabilities
Payable for units redeemed	—	—	—	1

	$—	$—	$—	$9,561

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$—	$9,561

Total net assets	$—	$—	$—	$9,561

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	—	—	—	12,145

M&E - .70%	—	—	—	—

M&E - .75%	—	—	—	2,889

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$1.558447	$0.698798	$0.431838	$0.636701

M&E - .50%	$1.557553	$0.698381	$0.431587	$0.636330

M&E - .70%	$1.553915	$0.696749	$0.430567	$0.634828

M&E - .75%	$1.552997	$0.696358	$0.430316	$0.634463

M&E - .85%	$1.551202	$0.695535	$0.429808	$0.633727

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP International Subaccount
Assets
Investment in securities:
Number of shares	520	—	—	—

Cost	$12,737	$—	$—	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$9,489	$—	$—	$—
Receivable for units sold	—	—	—	—

Total assets	9,489	—	—	—

Liabilities
Payable for units redeemed	—	—	—	—

	$9,489	$—	$—	$—

Net Assets:
Deferred annuity contracts terminable by owners	$9,489	$—	$—	$—

Total net assets	$9,489	$—	$—	$—

Accumulation units outstanding:
M&E - .45%	—	—	—	—

M&E - .50%	13,146	—	—	—

M&E - .70%	—	—	—	—

M&E - .75%	3,075	—	—	—

M&E - .85%	—	—	—	—

Accumulation unit value:
M&E - .45%	$0.585680	$1.389829	$0.950709	$0.521286

M&E - .50%	$0.585334	$1.389014	$0.950157	$0.520976

M&E - .70%	$0.583964	$1.385772	$0.947949	$0.519754

M&E - .75%	$0.583619	$1.384976	$0.947390	$0.519449

M&E - .85%	$0.582935	$1.383367	$0.946292	$0.518844

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Assets and Liabilities

December 31, 2008

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield Subaccount
Assets
Investment in securities:
Number of shares	—	—	22,691

Cost	$—	$—	$562,106

Investments in mutual funds, Level 1 quoted prices at net asset value	$—	$—	$563,418
Receivable for units sold	—	—	—

Total assets	—	—	563,418

Liabilities
Payable for units redeemed	—	—	—

	$—	$—	$563,418

Net Assets:
Deferred annuity contracts terminable by owners	$—	$—	$563,418

Total net assets	$—	$—	$563,418

Accumulation units outstanding:
M&E - .45%	—	—	76,797

M&E - .50%	—	—	514,622

M&E - .70%	—	—	—

M&E - .75%	—	—	—

M&E - .85%	—	—	—

Accumulation unit value:
M&E - .45%	$0.453562	$1.457857	$0.953142

M&E - .50%	$0.453304	$1.456998	$0.952582

M&E - .70%	$0.452240	$1.453594	$0.950367

M&E - .75%	$0.451973	$1.452758	$0.949807

M&E - .85%	$0.451446	$1.451062	$0.948702

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—

Net investment income (loss)	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	—	—	—
Cost of investments sold	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	—	—	—

Increase (decrease) in net assets from operations	$—	$—	$—	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Marsico Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$4,273	$1,451	$—	$—
Expenses:
Administrative, mortality and expense risk charge	235	125	7	7

Net investment income (loss)	4,038	1,326	(7)	(7)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,147	—	—
Proceeds from sales	86,434	1,681	9,937	10,357
Cost of investments sold	90,696	2,174	10,697	10,778

Net realized capital gains (losses) on investments	(4,262)	3,654	(760)	(421)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	38	(14,900)	(297)	—

Net change in unrealized appreciation/depreciation of investments	38	(14,900)	(297)	—

Net realized and unrealized capital gains (losses) on investments	(4,224)	(11,246)	(1,057)	(421)

Increase (decrease) in net assets from operations	$(186)	$(9,920)	$(1,064)	$(428)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica MFS High Yield VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,312	$1,887	$—	$1,307
Expenses:
Administrative, mortality and expense risk charge	123	177	—	119

Net investment income (loss)	2,189	1,710	—	1,188

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	211	3,007	—	10
Proceeds from sales	10,430	13,374	—	41,786
Cost of investments sold	15,182	21,019	—	43,976

Net realized capital gains (losses) on investments	(4,541)	(4,638)	—	(2,180)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(4,006)	(11,450)	—	(1,180)

Net change in unrealized appreciation/depreciation of investments	(4,006)	(11,450)	—	(1,180)

Net realized and unrealized capital gains (losses) on investments	(8,547)	(16,088)	—	(3,360)

Increase (decrease) in net assets from operations	$(6,358)	$(14,378)	$—	$(2,172)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$865	$224	$579	$1,123
Expenses:
Administrative, mortality and expense risk charge	126	47	170	109

Net investment income (loss)	739	177	409	1,014

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	7,680	3,287	—	6,999
Proceeds from sales	1,692	105,732	21,705	8,040
Cost of investments sold	2,350	107,660	30,848	11,221

Net realized capital gains (losses) on investments	7,022	1,359	(9,143)	3,818

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(17,390)	(5,460)	(9,542)	(15,796)

Net change in unrealized appreciation/depreciation of investments	(17,390)	(5,460)	(9,542)	(15,796)

Net realized and unrealized capital gains (losses) on investments	(10,368)	(4,101)	(18,685)	(11,978)

Increase (decrease) in net assets from operations	$(9,629)	$(3,924)	$(18,276)	$(10,964)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$737	$—	$1,376
Expenses:
Administrative, mortality and expense risk charge	15	59	86	111

Net investment income (loss)	(15)	678	(86)	1,265

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,259	726	10,520
Proceeds from sales	77,365	9,569	2,884	26,044
Cost of investments sold	77,253	18,270	4,597	39,905

Net realized capital gains (losses) on investments	112	(6,442)	(987)	(3,341)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	203	(7,250)	(7,321)

Net change in unrealized appreciation/depreciation of investments	—	203	(7,250)	(7,321)

Net realized and unrealized capital gains (losses) on investments	112	(6,239)	(8,237)	(10,662)

Increase (decrease) in net assets from operations	$97	$(5,561)	$(8,323)	$(9,397)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica Money Market VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount
Net investment income (loss)
Income:
Dividends	$8,105	$—	$261	$3,073
Expenses:
Administrative, mortality and expense risk charge	2,115	—	15	322

Net investment income (loss)	5,990	—	246	2,751

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	(5)	—	1,638	—
Proceeds from sales	1,681,183	—	15,812	93,408
Cost of investments sold	1,680,854	—	20,788	93,206

Net realized capital gains (losses) on investments	324	—	(3,338)	202

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	4,658

Net change in unrealized appreciation/depreciation of investments	—	—	—	4,658

Net realized and unrealized capital gains (losses) on investments	324	—	(3,338)	4,860

Increase (decrease) in net assets from operations	$6,314	$—	$(3,092)	$7,611

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount (1)	Transamerica Index 50 VP Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$407	$—	$—
Expenses:
Administrative, mortality and expense risk charge	93	20	—	—

Net investment income (loss)	(93)	387	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	277,166	19,649	1,922	497
Cost of investments sold	287,898	23,843	1,996	500

Net realized capital gains (losses) on investments	(10,732)	(4,194)	(74)	(3)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	(10,732)	(4,194)	(74)	(3)

Increase (decrease) in net assets from operations	$(10,825)	$(3,807)	$(74)	$(3)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	Transamerica Index 75 VP Subaccount (1)	AllianceBernstein Balanced Wealth Strategy Portfolio Subaccount (1)	Franklin Templeton VIP Founding Funds Allocation Subaccount (1)	Fidelity-VIP Index 500 Portfolio Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	—	—	—

Net investment income (loss)	—	—	—	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	497	929	920	—
Cost of investments sold	499	985	982	—

Net realized capital gains (losses) on investments	(2)	(56)	(62)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	(2)	(56)	(62)	—

Increase (decrease) in net assets from operations	$(2)	$(56)	$(62)	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount
Net investment income (loss)
Income:
Dividends	$—	$3,700	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	3,920	21	—

Net investment income (loss)	—	(220)	(21)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	2,424,227	56,093	—
Cost of investments sold	—	2,424,173	57,210	—

Net realized capital gains (losses) on investments	—	54	(1,117)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	(787)	—

Net change in unrealized appreciation/depreciation of investments	—	—	(787)	—

Net realized and unrealized capital gains (losses) on investments	—	54	(1,904)	—

Increase (decrease) in net assets from operations	$—	$(166)	$(1,925)	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP Small-Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP Ultra Small-Cap Subaccount	ProFund VP Basic Materials Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	16	—	—	96

Net investment income (loss)	(16)	—	—	(96)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	31,661	—	—	137,975
Cost of investments sold	32,171	—	—	146,389

Net realized capital gains (losses) on investments	(510)	—	—	(8,414)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	(81)
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	81

Net realized and unrealized capital gains (losses) on investments	(510)	—	—	(8,333)

Increase (decrease) in net assets from operations	$(526)	$—	$—	$(8,429)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	18	5	83

Net investment income (loss)	—	(18)	(5)	(83)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	—	49,904	11,025	139,281
Cost of investments sold	—	55,803	9,507	150,149

Net realized capital gains (losses) on investments	—	(5,899)	1,518	(10,868)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	—	—	—	—

Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Net realized and unrealized capital gains (losses) on investments	—	(5,899)	1,518	(10,868)

Increase (decrease) in net assets from operations	$—	$(5,917)	$1,513	$(10,951)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount
Net investment income (loss)
Income:
Dividends	$145	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	39	—	29	—

Net investment income (loss)	106	—	(29)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	104,563	—	51,154	13,477
Cost of investments sold	102,238	—	54,131	14,034

Net realized capital gains (losses) on investments	2,325	—	(2,977)	(557)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	(90)
End of period	1	—	—	—

Net change in unrealized appreciation/depreciation of investments	1	—	—	90

Net realized and unrealized capital gains (losses) on investments	2,326	—	(2,977)	(467)

Increase (decrease) in net assets from operations	$2,432	$—	$(3,006)	$(467)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount	ProFund VP Small-Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	—	36	—	23

Net investment income (loss)	—	(36)	—	(23)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	772
Proceeds from sales	—	69,760	—	30,865
Cost of investments sold	—	69,402	—	31,535

Net realized capital gains (losses) on investments	—	358	—	102

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(117)	—	—
End of period	—	—	—	(3,102)

Net change in unrealized appreciation/depreciation of investments	—	117	—	(3,102)

Net realized and unrealized capital gains (losses) on investments	—	475	—	(3,000)

Increase (decrease) in net assets from operations	$—	$439	$—	$(3,023)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP International Subaccount
Net investment income (loss)
Income:
Dividends	$38	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	37	—	288	—

Net investment income (loss)	1	—	(288)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	62,713	—	381,117	—
Cost of investments sold	63,349	—	394,970	—

Net realized capital gains (losses) on investments	(636)	—	(13,853)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(3,248)	—	—	—

Net change in unrealized appreciation/depreciation of investments	(3,248)	—	—	—

Net realized and unrealized capital gains (losses) on investments	(3,884)	—	(13,853)	—

Increase (decrease) in net assets from operations	$(3,883)	$—	$(14,141)	$—

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Operations

For the Year Ended December 31, 2008, Except as Noted

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield Subaccount
Net investment income (loss)
Income:
Dividends	$—	$—	$6,536
Expenses:
Administrative, mortality and expense risk charge	65	—	395

Net investment income (loss)	(65)	—	6,141

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—
Proceeds from sales	134,412	—	1,484,824
Cost of investments sold	140,969	—	1,505,964

Net realized capital gains (losses) on investments	(6,557)	—	(21,140)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—
End of period	—	—	1,312

Net change in unrealized appreciation/depreciation of investments	—	—	1,312

Net realized and unrealized capital gains (losses) on investments	(6,557)	—	(19,828)

Increase (decrease) in net assets from operations	$(6,622)	$—	$(13,687)

See accompanying notes.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica BlackRock Large Cap Value VP Subaccount		Transamerica Capital Guardian Value VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	—	$—	—
Net realized capital gains (losses) on investments	—	(7)	—	(3)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	(7)	—	(3)

Contract transactions
Net contract purchase payments	—	500	—	500
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	(493)	—	(497)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	7	—	3

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Clarion Global Real Estate Securities VP Subaccount		Transamerica Federated Market Opportunity VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	—	$—	—
Net realized capital gains (losses) on investments	—	1	—	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	1	—	—

Contract transactions
Net contract purchase payments	—	500	—	500
Transfer payments from (to) other subaccounts or general account	—	—	—	—
Contract terminations, withdrawals, and other deductions	—	(501)	—	(500)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	(1)	—	—

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica JPMorgan Core Bond VP Subaccount		Transamerica JPMorgan Enhanced Index VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$4,038	$—	$1,326	$—
Net realized capital gains (losses) on investments	(4,262)	—	3,654	(3)
Net change in unrealized appreciation/depreciation of investments	38	—	(14,900)	—

Increase (decrease) in net assets from operations	(186)	—	(9,920)	(3)

Contract transactions
Net contract purchase payments	270	500	—	500
Transfer payments from (to) other subaccounts or general account	198,280	—	30,429	—
Contract terminations, withdrawals, and other deductions	(1,728)	(500)	(1,440)	(497)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	196,822	—	28,989	3

Net increase (decrease) in net assets	196,636	—	19,069	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$196,636	$—	$19,069	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Legg Mason Partners All Cap VP Subaccount		Transamerica Marsico Growth VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(7)	$—	$(7)	$—
Net realized capital gains (losses) on investments	(760)	(2)	(421)	(4)
Net change in unrealized appreciation/depreciation of investments	(297)	—	—	—

Increase (decrease) in net assets from operations	(1,064)	(2)	(428)	(4)

Contract transactions
Net contract purchase payments	531	500	266	500
Transfer payments from (to) other subaccounts or general account	1,895	—	164	—
Contract terminations, withdrawals, and other deductions	(9)	(498)	(2)	(496)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	2,417	2	428	4

Net increase (decrease) in net assets	1,353	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,353	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica MFS High Yield VP Subaccount		Transamerica MFS International Equity VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$2,189	$—	$1,710	$—
Net realized capital gains (losses) on investments	(4,541)	—	(4,638)	(2)
Net change in unrealized appreciation/depreciation of investments	(4,006)	—	(11,450)	—

Increase (decrease) in net assets from operations	(6,358)	—	(14,378)	(2)

Contract transactions
Net contract purchase payments	—	500	—	500
Transfer payments from (to) other subaccounts or general account	27,205	—	46,671	—
Contract terminations, withdrawals, and other deductions	(1,352)	(500)	(5,025)	(498)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	25,853	—	41,646	2

Net increase (decrease) in net assets	19,495	—	27,268	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$19,495	$—	$27,268	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Munder Net50 VP Subaccount		Transamerica PIMCO Total Return VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$1,188	$—
Net realized capital gains (losses) on investments	—	—	(2,180)	—
Net change in unrealized appreciation/depreciation of investments	—	—	(1,180)	—

Increase (decrease) in net assets from operations	—	—	(2,172)	—

Contract transactions
Net contract purchase payments	—	500	4,249	500
Transfer payments from (to) other subaccounts or general account	—	—	20,842	—
Contract terminations, withdrawals, and other deductions	—	(500)	(1,249)	(500)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	23,842	—

Net increase (decrease) in net assets	—	—	21,670	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$21,670	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica T.Rowe Price Equity Income VP Subaccount		Transamerica T.Rowe Price Small Cap VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$739	$—	$177	$—
Net realized capital gains (losses) on investments	7,022	(3)	1,359	(5)
Net change in unrealized appreciation/depreciation of investments	(17,390)	—	(5,460)	—

Increase (decrease) in net assets from operations	(9,629)	(3)	(3,924)	(5)

Contract transactions
Net contract purchase payments	—	500	94,507	500
Transfer payments from (to) other subaccounts or general account	30,430	—	(76,569)	—
Contract terminations, withdrawals, and other deductions	(1,450)	(497)	(76)	(495)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	28,980	3	17,862	5

Net increase (decrease) in net assets	19,351	—	13,938	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$19,351	$—	$13,938	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Templeton Global VP Subaccount		Transamerica Third Avenue Value VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$409	$—	$1,014	$—
Net realized capital gains (losses) on investments	(9,143)	(2)	3,818	(3)
Net change in unrealized appreciation/depreciation of investments	(9,542)	—	(15,796)	—

Increase (decrease) in net assets from operations	(18,276)	(2)	(10,964)	(3)

Contract transactions
Net contract purchase payments	531	500	—	500
Transfer payments from (to) other subaccounts or general account	43,978	—	33,528	—
Contract terminations, withdrawals, and other deductions	(3,348)	(498)	(1,071)	(497)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	41,161	2	32,457	3

Net increase (decrease) in net assets	22,885	—	21,493	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$22,885	$—	$21,493	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Balanced VP Subaccount		Transamerica Convertible Securities VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(15)	$—	$678	$—
Net realized capital gains (losses) on investments	112	(1)	(6,442)	(1)
Net change in unrealized appreciation/depreciation of investments	—	—	203	—

Increase (decrease) in net assets from operations	97	(1)	(5,561)	(1)

Contract transactions
Net contract purchase payments	77,254	500	—	500
Transfer payments from (to) other subaccounts or general account	(77,351)	—	15,942	—
Contract terminations, withdrawals, and other deductions	—	(499)	(730)	(499)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(97)	1	15,212	1

Net increase (decrease) in net assets	—	—	9,651	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$9,651	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Equity VP Subaccount		Transamerica Growth Opportunities VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(86)	$—	$1,265	$—
Net realized capital gains (losses) on investments	(987)	(1)	(3,341)	(4)
Net change in unrealized appreciation/depreciation of investments	(7,250)	—	(7,321)	—

Increase (decrease) in net assets from operations	(8,323)	(1)	(9,397)	(4)

Contract transactions
Net contract purchase payments	—	500	266	500
Transfer payments from (to) other subaccounts or general account	21,140	—	23,297	—
Contract terminations, withdrawals, and other deductions	(977)	(499)	(1,042)	(496)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	20,163	1	22,521	4

Net increase (decrease) in net assets	11,840	—	13,124	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$11,840	$—	$13,124	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Money Market VP Subaccount		Transamerica Science & Technology VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$5,990	$—	$—	$—
Net realized capital gains (losses) on investments	324	9	—	(2)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	6,314	9	—	(2)

Contract transactions
Net contract purchase payments	1,453,969	47,272	—	500
Transfer payments from (to) other subaccounts or general account	(552,725)	(46,781)	—	—
Contract terminations, withdrawals, and other deductions	(4,543)	(500)	—	(498)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	896,701	(9)	—	2

Net increase (decrease) in net assets	903,015	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$903,015	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Small/Mid Cap Value VP Subaccount		Transamerica U.S. Government Securities VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$246	$—	$2,751	$—
Net realized capital gains (losses) on investments	(3,338)	(12)	202	—
Net change in unrealized appreciation/depreciation of investments	—	—	4,658	—

Increase (decrease) in net assets from operations	(3,092)	(12)	7,611	—

Contract transactions
Net contract purchase payments	—	500	106,366	500
Transfer payments from (to) other subaccounts or general account	3,112	—	100,242	—
Contract terminations, withdrawals, and other deductions	(20)	(488)	(737)	(500)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	3,092	12	205,871	—

Net increase (decrease) in net assets	—	—	213,482	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$213,482	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Value Balanced VP Subaccount		Transamerica Van Kampen Mid Cap Growth VP Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(93)	$—	$387	$—
Net realized capital gains (losses) on investments	(10,732)	(5)	(4,194)	(1)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(10,825)	(5)	(3,807)	(1)

Contract transactions
Net contract purchase payments	175,945	500	266	500
Transfer payments from (to) other subaccounts or general account	(165,120)	—	3,565	—
Contract terminations, withdrawals, and other deductions	—	(495)	(24)	(499)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	10,825	5	3,807	1

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Transamerica Efficient Markets VP Subaccount	Transamerica Index 50 VP Subaccount	Transamerica Index 75 VP Subaccount	AllianceBernstein Balanced Wealth Strategy Portfolio Subaccount
	2008(1)	2008(1)	2008(1)	2008(1)
Operations
Net investment income (loss)	$—	$—	$—	$—
Net realized capital gains (losses) on investments	(74)	(3)	(2)	(56)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(74)	(3)	(2)	(56)

Contract transactions
Net contract purchase payments	500	500	500	500
Transfer payments from (to) other subaccounts or general account	35	—	(1)	9
Contract terminations, withdrawals, and other deductions	(461)	(497)	(497)	(453)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	74	3	2	56

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Franklin Templeton VIP Founding Funds Allocation Subaccount	Fidelity-VIP Index 500 Portfolio Subaccount
	2008(1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$—
Net realized capital gains (losses) on investments	(62)	—	(3)
Net change in unrealized appreciation/depreciation of investments	—	—	—

Increase (decrease) in net assets from operations	(62)	—	(3)

Contract transactions
Net contract purchase payments	500	—	500
Transfer payments from (to) other subaccounts or general account	10	—	—
Contract terminations, withdrawals, and other deductions	(448)	—	(497)
Contract maintenance charges	—	—	—

Increase (decrease) in net assets from contract transactions	62	—	3

Net increase (decrease) in net assets	—	—	—

Net assets:
Beginning of the period	—	—	—

End of the period	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Bull Subaccount		ProFund VP Money Market Subaccount
	2008	2007(1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$(220)	$—
Net realized capital gains (losses) on investments	—	(3)	54	—
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	(3)	(166)	—

Contract transactions
Net contract purchase payments	—	500	153,181	499
Transfer payments from (to) other subaccounts or general account	—	—	704,081	9,358
Contract terminations, withdrawals, and other deductions	—	(497)	(30,219)	(500)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	3	827,043	9,357

Net increase (decrease) in net assets	—	—	826,877	9,357

Net assets:
Beginning of the period	—	—	9,357	—

End of the period	$—	$—	$836,234	$9,357

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP NASDAQ-100 Subaccount		ProFund VP Short Small-Cap Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(21)	$—	$—	$—
Net realized capital gains (losses) on investments	(1,117)	1	—	5
Net change in unrealized appreciation/depreciation of investments	(787)	—	—	—

Increase (decrease) in net assets from operations	(1,925)	1	—	5

Contract transactions
Net contract purchase payments	—	500	—	500
Transfer payments from (to) other subaccounts or general account	5,235	—	—	—
Contract terminations, withdrawals, and other deductions	(39)	(501)	—	(505)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	5,196	(1)	—	(5)

Net increase (decrease) in net assets	3,271	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$3,271	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Small-Cap Subaccount		ProFund VP Japan Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(16)	$—	$—	$—
Net realized capital gains (losses) on investments	(510)	(4)	—	(2)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(526)	(4)	—	(2)

Contract transactions
Net contract purchase payments	—	500	—	500
Transfer payments from (to) other subaccounts or general account	550	—	—	—
Contract terminations, withdrawals, and other deductions	(24)	(496)	—	(498)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	526	4	—	2

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Ultra Small-Cap Subaccount		ProFund VP Basic Materials Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$(96)	$—
Net realized capital gains (losses) on investments	—	(8)	(8,414)	(12)
Net change in unrealized appreciation/depreciation of investments	—	—	81	(81)

Increase (decrease) in net assets from operations	—	(8)	(8,429)	(93)

Contract transactions
Net contract purchase payments	—	500	8,580	500
Transfer payments from (to) other subaccounts or general account	—	—	(9,128)	9,357
Contract terminations, withdrawals, and other deductions	—	(492)	(298)	(489)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	8	(846)	9,368

Net increase (decrease) in net assets	—	—	(9,275)	9,275

Net assets:
Beginning of the period	—	—	9,275	—

End of the period	$—	$—	$—	$9,275

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Pharmaceuticals Subaccount		ProFund VP Telecommunications Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$(18)	$—
Net realized capital gains (losses) on investments	—	—	(5,899)	(6)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	—	—	(5,917)	(6)

Contract transactions
Net contract purchase payments	—	500	114	500
Transfer payments from (to) other subaccounts or general account	—	—	5,803	—
Contract terminations, withdrawals, and other deductions	—	(500)	—	(494)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	5,917	6

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Asia 30 Subaccount		ProFund VP Oil & Gas Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(5)	$—	$(83)	$—
Net realized capital gains (losses) on investments	1,518	(11)	(10,868)	(15)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	1,513	(11)	(10,951)	(15)

Contract transactions
Net contract purchase payments	—	500	1,080	500
Transfer payments from (to) other subaccounts or general account	(1,513)	—	10,162	—
Contract terminations, withdrawals, and other deductions	—	(489)	(291)	(485)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(1,513)	11	10,951	15

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP U.S. Government Plus Subaccount		ProFund VP Consumer Services Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$106	$—	$—	$—
Net realized capital gains (losses) on investments	2,325	(1)	—	(1)
Net change in unrealized appreciation/depreciation of investments	1	—	—	—

Increase (decrease) in net assets from operations	2,432	(1)	—	(1)

Contract transactions
Net contract purchase payments	15,999	500	—	500
Transfer payments from (to) other subaccounts or general account	(18,420)	—	—	—
Contract terminations, withdrawals, and other deductions	(11)	(499)	—	(499)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	(2,432)	1	—	1

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Precious Metals Subaccount		ProFund VP Europe 30 Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(29)	$—	$—	$—
Net realized capital gains (losses) on investments	(2,977)	(15)	(557)	(5)
Net change in unrealized appreciation/depreciation of investments	—	—	90	(90)

Increase (decrease) in net assets from operations	(3,006)	(15)	(467)	(95)

Contract transactions
Net contract purchase payments	7,500	500	—	500
Transfer payments from (to) other subaccounts or general account	(4,492)	—	(13,477)	14,034
Contract terminations, withdrawals, and other deductions	(2)	(485)	—	(495)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	3,006	15	(13,477)	14,039

Net increase (decrease) in net assets	—	—	(13,944)	13,944

Net assets:
Beginning of the period	—	—	13,944	—

End of the period	$—	$—	$—	$13,944

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Short NASDAQ-100 Subaccount		ProFund VP Utilities Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$(36)	$—
Net realized capital gains (losses) on investments	—	(1)	358	(1)
Net change in unrealized appreciation/depreciation of investments	—	—	117	(117)

Increase (decrease) in net assets from operations	—	(1)	439	(118)

Contract transactions
Net contract purchase payments	—	500	114	500
Transfer payments from (to) other subaccounts or general account	—	—	(14,470)	14,034
Contract terminations, withdrawals, and other deductions	—	(499)	—	(499)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	1	(14,356)	14,035

Net increase (decrease) in net assets	—	—	(13,917)	13,917

Net assets:
Beginning of the period	—	—	13,917	—

End of the period	$—	$—	$—	$13,917

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Financials Subaccount		ProFund VP Small-Cap Value Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$—	$—	$(23)	$—
Net realized capital gains (losses) on investments	—	(2)	102	(2)
Net change in unrealized appreciation/depreciation of investments	—	—	(3,102)	—

Increase (decrease) in net assets from operations	—	(2)	(3,023)	(2)

Contract transactions
Net contract purchase payments	—	500	266	500
Transfer payments from (to) other subaccounts or general account	—	—	12,372	—
Contract terminations, withdrawals, and other deductions	—	(498)	(54)	(498)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	2	12,584	2

Net increase (decrease) in net assets	—	—	9,561	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$9,561	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Mid-Cap Subaccount		ProFund VP Short Emerging Markets Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$1	$—	$—	$—
Net realized capital gains (losses) on investments	(636)	(3)	—	11
Net change in unrealized appreciation/depreciation of investments	(3,248)	—	—	—

Increase (decrease) in net assets from operations	(3,883)	(3)	—	11

Contract transactions
Net contract purchase payments	—	500	—	500
Transfer payments from (to) other subaccounts or general account	13,449	—	—	—
Contract terminations, withdrawals, and other deductions	(77)	(497)	—	(511)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	13,372	3	—	(11)

Net increase (decrease) in net assets	9,489	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$9,489	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Falling US Dollar Subaccount		ProFund VP International Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(288)	$—	$—	$—
Net realized capital gains (losses) on investments	(13,853)	—	—	(5)
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(14,141)	—	—	(5)

Contract transactions
Net contract purchase payments	3,708	500	—	500
Transfer payments from (to) other subaccounts or general account	11,832	—	—	—
Contract terminations, withdrawals, and other deductions	(1,399)	(500)	—	(495)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	14,141	—	—	5

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	ProFund VP Emerging Markets Subaccount		ProFund VP Short International Subaccount
	2008	2007 (1)	2008	2007 (1)
Operations
Net investment income (loss)	$(65)	$—	$—	$—
Net realized capital gains (losses) on investments	(6,557)	(11)	—	5
Net change in unrealized appreciation/depreciation of investments	—	—	—	—

Increase (decrease) in net assets from operations	(6,622)	(11)	—	5

Contract transactions
Net contract purchase payments	646	500	—	500
Transfer payments from (to) other subaccounts or general account	6,007	—	—	—
Contract terminations, withdrawals, and other deductions	(31)	(489)	—	(505)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	6,622	11	—	(5)

Net increase (decrease) in net assets	—	—	—	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$—	$—	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2007, Except as Noted.

	Access VP High Yield Subaccount
	2008	2007 (1)
Operations
Net investment income (loss)	$6,141	$—
Net realized capital gains (losses) on investments	(21,140)	(2)
Net change in unrealized appreciation/depreciation of investments	1,312	—

Increase (decrease) in net assets from operations	(13,687)	(2)

Contract transactions
Net contract purchase payments	12,691	500
Transfer payments from (to) other subaccounts or general account	565,914	—
Contract terminations, withdrawals, and other deductions	(1,500)	(498)
Contract maintenance charges	—	—

Increase (decrease) in net assets from contract transactions	577,105	2

Net increase (decrease) in net assets	563,418	—

Net assets:
Beginning of the period	—	—

End of the period	$563,418	$—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies

Organization

The Western Reserve Life Assurance Co. of Ohio Separate Account VA AA WRL Freedom Advisor Variable Annuity (the Mutual Fund Account) is a segregated investment account of Western Reserve Life Assurance Co. of Ohio (Western Reserve Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts (the Series Fund, each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all of these subaccounts is available to contract owners of the WRL Freedom Advisor Variable Annuity.

AEGON/Transamerica Series Trust-Service Class	Variable Insurance Products Fund-Service Class 2
Transamerica BlackRock Large Cap Value VP-Service Class	Fidelity-VIP Index 500 Portfolio-Service Class 2
Transamerica Capital Guardian Value VP-Service Class	ProFund Trust
Transamerica Clarion Global Real Estate Securities VP-SC	ProFund VP Bull
Transamerica Federated Market Opportunity VP-Service Class	ProFund VP Money Market
Transamerica JPMorgan Core Bond VP-Service Class	ProFund VP NASDAQ-100
Transamerica JPMorgan Enhanced Index VP-Service Class	ProFund VP Short Small-Cap
Transamerica Legg Mason Partners All Cap VP-Service Class	ProFund VP Small-Cap
Transamerica Marsico Growth VP-Service Class	ProFund VP Japan
Transamerica MFS High Yield VP-Service Class	ProFund VP UltraSmall-Cap
Transamerica MFS International Equity VP-Service Class	ProFund VP Basic Materials
Transamerica Munder Net50 VP-Service Class	ProFund VP Pharmaceuticals
Transamerica PIMCO Total Return VP-Service Class	ProFund VP Telecommunications
Transamerica T.Rowe Price Equity Income VP-Service Class	ProFund VP Asia 30
Transamerica T.Rowe Price Small Cap VP-Service Class	ProFund VP Oil & Gas
Transamerica Templeton Global VP-Service Class	ProFund VP U.S. Government Plus
Transamerica Third Avenue Value VP-Service Class	ProFund VP Consumer Services
Transamerica Balanced VP-Service Class	ProFund VP Precious Metals
Transamerica Convertible Securities VP-Service Class	ProFund VP Europe 30
Transamerica Equity VP-Service Class	ProFund VP Short NASDAQ-100
Transamerica Growth Opportunities VP-Service Class	ProFund VP Utilities
Transamerica Money Market VP-Service Class	ProFund VP Financials
Transamerica Science & Technology VP-Service Class	ProFund VP Small-Cap Value
Transamerica Small/Mid Cap Value VP-Service Class	ProFund VP Mid-Cap
Transamerica U.S. Government Securities VP-Service Class	ProFund VP Short Emerging Markets
Transamerica Value Balanced VP-Service Class	ProFund VP Falling U.S. Dollar
Transamerica Van Kampen Mid-Cap Growth VP-Service Class	ProFund VP International
Transamerica Efficient Markets VP-Service Class	ProFund VP Emerging Markets
Transamerica Index 50 VP-Initial Class	ProFund VP Short International
Transamerica Index 75 VP-Initial Class	Access One Trust
AllianceBernstein	Access VP High Yield Fund
AllianceBernstein Balanced Wealth Strategy Portfolio
Franklin Templeton
Franklin Templeton VIP Founding Funds Allocation

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

1. Organization and Summary of Significant Accounting Policies (continued)

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2008:

Portfolio	Formerly
Transamerica BlackRock Large Cap Value VP-Service Class	BlackRock Large Cap Value-Service Class
Transamerica Capital Guardian Value VP-Service Class	Capital Guardian Value-Service Class
Transamerica Clarion Global Real Estate Securities VP-SC	Clarion Global Real Estate Securities-Service Class
Transamerica Federated Market Opportunity VP-Service Class	Federated Market Opportunity-Service Class
Transamerica JPMorgan Core Bond VP-Service Class	JPMorgan Core Bond-Service Class
Transamerica JPMorgan Enhanced Index VP-Service Class	JPMorgan Enhanced Index-Service Class
Transamerica Legg Mason Partners All Cap VP-Service Class	Legg Mason Partners All Cap-Service Class
Transamerica Marsico Growth VP-Service Class	Marsico Growth-Service Class
Transamerica MFS High Yield VP-Service Class	MFS High Yield-Service Class
Transamerica MFS International Equity VP-Service Class	MFS International Equity - Service Class
Transamerica Munder Net50 VP-Service Class	Munder Net50-Service Class
Transamerica PIMCO Total Return VP-Service Class	PIMCO Total Return-Service Class
Transamerica T.Rowe Price Equity Income VP-Service Class	T.Rowe Price Equity Income-Service Class
Transamerica T.Rowe Price Small Cap VP-Service Class	T.Rowe Price Small Cap-Service Class
Transamerica Templeton Global VP-Service Class	Templeton Transamerica Global-Service Class
Transamerica Third Avenue Value VP-Service Class	Third Avenue Value-Service Class
Transamerica Balanced VP-Service Class	Transamerica Balanced-Service Class
Transamerica Convertible Securities VP-Service Class	Transamerica Convertible Securities-Service Class
Transamerica Equity VP-Service Class	Transamerica Equity-Service Class
Transamerica Growth Opportunities VP-Service Class	Transamerica Growth Opportunities-Service Class
Transamerica Money Market VP-Service Class	Transamerica Money Market-Service Class
Transamerica Science & Technology VP-Service Class	Transamerica Science & Technology-Service Class
Transamerica Small/Mid Cap Value VP-Service Class	Transamerica Small/Mid Cap Value-Service Class
Transamerica U.S. Government Securities VP-Service Class	Transamerica U.S. Government Securities-Service Class
Transamerica Value Balanced VP-Service Class	Transamerica Value Balanced-Service Class
Transamerica Van Kampen Mid-Cap Growth VP-Service Class	Van Kampen Mid Cap Growth-Service Class

Each 2008 period reported reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Efficient Markets VP-Service Class	November 10, 2008
AllianceBernstein Balanced Wealth Strategy Portfolio	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Transamerica Index 50 VP-Initial Class	May 1, 2008
Transamerica Index 75 VP-Initial Class	May 1, 2008

Each 2007 period reported reflects activity from the inception date of October 29, 2007 through December 31, 2007.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2008.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

Effective January 1, 2008 the Company adopted Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. The adoption did not have a material impact on the Company’s Financial Statements. See Note 8 to the Financial Statements for additional disclosure.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2008 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Trust-Service Class
Transamerica BlackRock Large Cap Value VP-Service Class	$—	$—
Transamerica Capital Guardian Value VP-Service Class	—	—
Transamerica Clarion Global Real Estate Securities VP-SC	—	—
Transamerica Federated Market Opportunity VP-Service Class	—	—
Transamerica JPMorgan Core Bond VP-Service Class	287,293	86,434
Transamerica JPMorgan Enhanced Index VP-Service Class	36,143	1,681
Transamerica Legg Mason Partners All Cap VP-Service Class	12,346	9,937
Transamerica Marsico Growth VP-Service Class	10,778	10,357
Transamerica MFS High Yield VP-Service Class	38,681	10,430
Transamerica MFS International Equity VP-Service Class	59,737	13,374
Transamerica Munder Net50 VP-Service Class	—	—
Transamerica PIMCO Total Return VP-Service Class	66,826	41,786
Transamerica T.Rowe Price Equity Income VP-Service Class	39,091	1,692
Transamerica T.Rowe Price Small Cap VP-Service Class	127,059	105,732
Transamerica Templeton Global VP-Service Class	63,273	21,705
Transamerica Third Avenue Value VP-Service Class	48,509	8,040
Transamerica Balanced VP-Service Class	77,253	77,365
Transamerica Convertible Securities VP-Service Class	27,719	9,569
Transamerica Equity VP-Service Class	23,686	2,884
Transamerica Growth Opportunities VP-Service Class	60,349	26,044
Transamerica Money Market VP-Service Class	2,583,863	1,681,183
Transamerica Science & Technology VP-Service Class	—	—
Transamerica Small/Mid Cap Value VP-Service Class	20,788	15,812
Transamerica U.S. Government Securities VP-Service Class	302,030	93,408
Transamerica Value Balanced VP-Service Class	287,898	277,166
Transamerica Van Kampen Mid-Cap Growth VP-Service Class	23,843	19,649
Transamerica Efficient Markets VP-Service Class	1,995	1,922
Transamerica Index 50 VP-Initial Class	499	497
Transamerica Index 75 VP-Initial Class	498	497
AllianceBernstein
AllianceBernstein Balanced Wealth Strategy Portfolio	983	929
Franklin Templeton
Franklin Templeton VIP Founding Funds Allocation	979	920
Variable Insurance Products Fund-Service Class 2
Fidelity-VIP Index 500 Portfolio-Service Class 2	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

2. Investments (continued)

	Purchases	Sales
ProFund Trust
ProFund VP Bull	—	—
ProFund VP Money Market	3,251,049	2,424,227
ProFund VP NASDAQ-100	61,268	56,093
ProFund VP Short Small-Cap	—	—
ProFund VP Small-Cap	$32,171	$31,661
ProFund VP Japan	—	—
ProFund VP UltraSmall-Cap	—	—
ProFund VP Basic Materials	137,033	137,975
ProFund VP Pharmaceuticals	—	—
ProFund VP Telecommunications	55,803	49,904
ProFund VP Asia 30	9,507	11,025
ProFund VP Oil & Gas	150,149	139,281
ProFund VP U.S. Government Plus	102,241	104,563
ProFund VP Consumer Services	—	—
ProFund VP Precious Metals	54,131	51,154
ProFund VP Europe 30	—	13,477
ProFund VP Short NASDAQ-100	—	—
ProFund VP Utilities	55,368	69,760
ProFund VP Financials	—	—
ProFund VP Small-Cap Value	44,199	30,865
ProFund VP Mid-Cap	76,086	62,713
ProFund VP Short Emerging Markets	—	—
ProFund VP Falling U.S. Dollar	394,970	381,117
ProFund VP International	—	—
ProFund VP Emerging Markets	140,969	134,412
ProFund VP Short International	—	—
Access One Trust
Access VP High Yield Fund	2,068,070	1,484,824

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica Capital Guardian Value VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Federated Market Opportunity VP Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	—	—	—	—
Units redeemed and transferred	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—

	Transamerica JPMorgan Core Bond VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Legg Mason Partners All Cap VP Subaccount	Transamerica Marsico Growth VP Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	261	—	596	309
Units redeemed and transferred	184,697	32,305	1,627	(309)

Units outstanding at December 31, 2008	184,958	32,305	2,223	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica MFS High Yield VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Munder Net50 VP Subaccount	Transamerica PIMCO Total Return VP Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	—	—	—	4,229
Units redeemed and transferred	26,755	44,100	—	17,778

Units outstanding at December 31, 2008	26,755	44,100	—	22,007

	Transamerica T.Rowe Price Equity Income VP Subaccount	Transamerica T.Rowe Price Small Cap VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Third Avenue Value VP Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	—	113,479	617	—
Units redeemed and transferred	31,909	(90,072)	41,606	39,765

Units outstanding at December 31, 2008	31,909	23,407	42,223	39,765

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica Balanced VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount	Transamerica Growth Opportunities VP Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	87,511	—	—	320
Units redeemed and transferred	(87,511)	16,129	22,769	23,709

Units outstanding at December 31, 2008	—	16,129	22,769	24,029

	Transamerica Money Market VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica U.S. Government Securities VP Subaccount

Units outstanding at October 29, 2007	—	—	—	—
Units purchased	46,989	505	505	505
Units redeemed and transferred	(46,989)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	2,313,279	—	—	99,971
Units redeemed and transferred	(1,430,876)	—	—	97,254

Units outstanding at December 31, 2008	882,403	—	—	197,225

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	Transamerica Value Balanced VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica Efficient Markets VP Subaccount(1)	Transamerica Index 50 VP Subaccount(1)
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	—	—
Units redeemed and transferred	(505)	(505)	—	—

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	317,673	303	505	505
Units redeemed and transferred	(317,673)	(303)	(505)	(505)

Units outstanding at December 31, 2008	—	—	—	—

	Transamerica Index 75 VP Subaccount(1)	AllianceBernstein Balanced Wealth Strategy Portfolio Subaccount(1)	Franklin Templeton VIP Founding Funds Allocation Subaccount(1)	Fidelity-VIP Index 500 Portfolio Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	—	—	—	505
Units redeemed and transferred	—	—	—	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	505	505	505	—
Units redeemed and transferred	(505)	(505)	(505)	—

Units outstanding at December 31, 2008	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	ProFund VP Bull Subaccount	ProFund VP Money Market Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Short Small-Cap Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	8,808	(505)	(505)

Units outstanding at December 31, 2007	—	9,313	—	—
Units purchased	—	152,027	—	—
Units redeemed and transferred	—	668,152	6,049	—

Units outstanding at December 31, 2008	—	829,492	6,049	—

	ProFund VP Small-Cap Subaccount	ProFund VP Japan Subaccount	ProFund VP Ultra Small-Cap Subaccount	ProFund VP Basic Materials Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	8,948

Units outstanding at December 31, 2007	—	—	—	9,453
Units purchased	—	—	—	8,651
Units redeemed and transferred	—	—	—	(18,104)

Units outstanding at December 31, 2008	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Telecommunications Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Oil & Gas Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	—	148	—	1,036
Units redeemed and transferred	—	(148)	—	(1,036)

Units outstanding at December 31, 2008	—	—	—	—

	ProFund VP U.S. Government Plus Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Europe 30 Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	14,200

Units outstanding at December 31, 2007	—	—	—	14,705
Units purchased	15,928	—	7,051	—
Units redeemed and transferred	(15,928)	—	(7,051)	(14,705)

Units outstanding at December 31, 2008	—	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	ProFund VP Short NASDAQ-100 Subaccount	ProFund VP Utilities Subaccount	ProFund VP Financials Subaccount	ProFund VP Small-Cap Value Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	13,235	(505)	(505)

Units outstanding at December 31, 2007	—	13,740	—	—
Units purchased	—	116	—	303
Units redeemed and transferred	—	(13,856)	—	14,731

Units outstanding at December 31, 2008	—	—	—	15,034

	ProFund VP Mid-Cap Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Falling US Dollar Subaccount	ProFund VP International Subaccount
Units outstanding at October 29, 2007	—	—	—	—
Units purchased	505	505	505	505
Units redeemed and transferred	(505)	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—	—
Units purchased	—	—	3,469	—
Units redeemed and transferred	16,221	—	(3,469)	—

Units outstanding at December 31, 2008	16,221	—	—	—

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

3. Accumulation Units Outstanding (continued)

	ProFund VP Emerging Markets Subaccount	ProFund VP Short International Subaccount	Access VP High Yield Subaccount
Units outstanding at October 29, 2007	—	—	—
Units purchased	505	505	505
Units redeemed and transferred	(505)	(505)	(505)

Units outstanding at December 31, 2007	—	—	—
Units purchased	762	—	13,205
Units redeemed and transferred	(762)	—	578,214

Units outstanding at December 31, 2008	—	—	591,419

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica BlackRock Large Cap Value VP
12/31/2008	—	$0.63	to	$0.63	$—	—%	0.45%	to	0.85%	(34.36)	to	(34.62)%
12/31/2007[1]	—	0.96	to	0.96	—	—	0.45	to	0.85	(3.98)	to	(4.04)
Transamerica Capital Guardian Value VP
12/31/2008	—	0.54	to	0.54	—	—	0.45	to	0.85	(39.95)	to	(40.19)
12/31/2007[1]	—	0.90	to	0.90	—	—	0.45	to	0.85	(9.74)	to	(9.80)
Transamerica Clarion Global Real Estate Securities VP
12/31/2008	—	0.51	to	0.51	—	—	0.45	to	0.85	(42.75)	to	(42.98)
12/31/2007[1]	—	0.89	to	0.89	—	—	0.45	to	0.85	(11.36)	to	(11.42)
Transamerica Federated Market Opportunity VP
12/31/2008	—	0.96	to	0.96	—	—	0.45	to	0.85	(5.08)	to	(5.46)
12/31/2007[1]	—	1.01	to	1.01	—	—	0.45	to	0.85	1.39	to	1.32
Transamerica JPMorgan Core Bond VP
12/31/2008	184,958	1.06	to	1.06	196,636	7.15	0.45	to	0.85	4.78	to	4.36
12/31/2007[1]	—	1.01	to	1.01	—	—	0.45	to	0.85	1.47	to	1.40
Transamerica JPMorgan Enhanced Index VP
12/31/2008	32,305	0.59	to	0.59	19,069	5.54	0.45	to	0.85	(37.80)	to	(38.05)
12/31/2007[1]	—	0.95	to	0.95	—	—	0.45	to	0.85	(5.04)	to	(5.11)
Transamerica Legg Mason Partners All Cap VP
12/31/2008	2,223	0.61	to	0.61	1,353	—	0.45	to	0.85	(36.82)	to	(37.08)
12/31/2007[1]	—	0.96	to	0.96	—	—	0.45	to	0.85	(3.56)	to	(3.63)
Transamerica Marsico Growth VP
12/31/2008	—	0.57	to	0.56	—	—	0.45	to	0.85	(41.39)	to	(41.63)
12/31/2007[1]	—	0.97	to	0.96	—	—	0.45	to	0.85	(3.46)	to	(3.53)
Transamerica MFS High Yield VP
12/31/2008	26,755	0.73	to	0.73	19,495	9.11	0.45	to	0.85	(25.80)	to	(26.09)
12/31/2007[1]	—	0.98	to	0.98	—	—	0.45	to	0.85	(1.75)	to	(1.81)
Transamerica MFS International Equity VP
12/31/2008	44,100	0.62	to	0.62	27,268	5.08	0.45	to	0.85	(35.83)	to	(36.09)
12/31/2007[1]	—	0.96	to	0.96	—	—	0.45	to	0.85	(3.58)	to	(3.65)
Transamerica Munder Net50 VP
12/31/2008	—	0.52	to	0.51	—	—	0.45	to	0.85	(43.94)	to	(44.17)
12/31/2007[1]	—	0.92	to	0.92	—	—	0.45	to	0.85	(7.96)	to	(8.03)
Transamerica PIMCO Total Return VP
12/31/2008	22,007	0.99	to	0.98	21,670	4.98	0.45	to	0.85	(3.51)	to	(3.89)
12/31/2007[1]	—	1.02	to	1.02	—	—	0.45	to	0.85	2.11	to	2.04

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica T.Rowe Price Equity Income VP
12/31/2008	31,909	0.61	to	0.60	19,351	3.28%	0.45%	to	0.85%	(36.48)	to	(36.73)
12/31/2007[1]	—	0.96	to	0.95	—	—	0.45	to	0.85	(4.47)	to	(4.53)
Transamerica T.Rowe Price Small Cap VP
12/31/2008	23,407	0.60	to	0.59	13,938	1.62	0.45	to	0.85	(36.69)	to	(36.94)
12/31/2007[1]	—	0.94	to	0.94	—	—	0.45	to	0.85	(5.84)	to	(5.90)
Transamerica Templeton Global VP
12/31/2008	42,223	0.54	to	0.54	22,885	1.61	0.45	to	0.85	(44.07)	to	(44.29)
12/31/2007[1]	—	0.97	to	0.97	—	—	0.45	to	0.85	(3.04)	to	(3.11)
Transamerica Third Avenue Value VP
12/31/2008	39,765	0.54	to	0.54	21,493	4.90	0.45	to	0.85	(41.55)	to	(41.78)
12/31/2007[1]	—	0.93	to	0.92	—	—	0.45	to	0.85	(7.46)	to	(7.52)
Transamerica Balanced VP
12/31/2008	—	0.66	to	0.66	—	—	0.45	to	0.85	(32.88)	to	(33.14)
12/31/2007[1]	—	0.98	to	0.98	—	—	0.45	to	0.85	(1.88)	to	(1.94)
Transamerica Convertible Securities VP
12/31/2008	16,129	$0.60	to	$0.60	9,651	5.87	0.45	to	0.85	(37.28)	to	(37.53)
12/31/2007[1]	—	0.95	to	0.95	—	—	0.45	to	0.85	(4.54)	to	(4.60)
Transamerica Equity VP
12/31/2008	22,769	0.52	to	0.52	11,840	—	0.45	to	0.85	(46.42)	to	(46.63)
12/31/2007[1]	—	0.97	to	0.97	—	—	0.45	to	0.85	(2.90)	to	(2.96)
Transamerica Growth Opportunities VP
12/31/2008	24,029	0.55	to	0.54	13,124	5.79	0.45	to	0.85	(41.33)	to	(41.56)
12/31/2007[1]	—	0.93	to	0.93	—	—	0.45	to	0.85	(6.86)	to	(6.92)
Transamerica Money Market VP
12/31/2008	882,403	1.02	to	1.02	903,015	1.89	0.45	to	0.85	1.71	to	1.30
12/31/2007[1]	—	1.01	to	1.01	—	—	0.45	to	0.85	0.67	to	0.60
Transamerica Science & Technology VP
12/31/2008	—	0.49	to	0.48	—	—	0.45	to	0.85	(49.10)	to	(49.31)
12/31/2007[1]	—	0.96	to	0.96	—	—	0.45	to	0.85	(4.41)	to	(4.47)
Transamerica Small/Mid Cap Value VP
12/31/2008	—	0.55	to	0.55	—	8.35	0.45	to	0.85	(41.31)	to	(41.55)
12/31/2007[1]	—	0.93	to	0.93	—	—	0.45	to	0.85	(6.51)	to	(6.58)
Transamerica U.S. Government Securities VP
12/31/2008	197,225	1.08	to	1.08	213,482	4.04	0.45	to	0.85	6.93	to	6.51
12/31/2007[1]	—	1.01	to	1.01	—	—	0.45	to	0.85	1.25	to	1.18
Transamerica Value Balanced VP
12/31/2008	—	0.66	to	0.66	—	—	0.45	to	0.85	(31.01)	to	(31.29)
12/31/2007[1]	—	0.96	to	0.96	—	—	0.45	to	0.85	(3.95)	to	(4.01)

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Transamerica Van Kampen Mid Cap Growth VP
12/31/2008	—	0.50	to	0.50	—	9.17%	0.45%	to	0.85%	(46.68)	to	(46.89)
12/31/2007[1]	—	0.94	to	0.94	—	—	0.45	to	0.85	(6.00)	to	(6.06)
Transamerica Efficient Markets VP
12/31/2008[1]	—	1.04	to	1.04	—	—	0.45	to	0.85	3.84	to	3.78
Transamerica Index 50 VP
12/31/2008[1]	—	0.83	to	0.82	—	—	0.45	to	0.85	(17.45)	to	(17.67)
Transamerica Index 75 VP
12/31/2008[1]	—	0.73	to	0.73	—	—	0.45	to	0.85	(27.12)	to	(27.31)
AllianceBernstein Balanced Wealth Strategy Portfolio
12/31/2008[1]	—	1.01	to	1.01	—	—	0.45	to	0.85	1.45	to	1.39
Franklin Templeton VIP Founding Funds Allocation
12/31/2008[1]	—	0.99	to	0.99	—	—	0.45	to	0.85	(0.83)	to	(0.88)
Fidelity-VIP Index 500 Portfolio
12/31/2008	—	0.60	to	0.59	—	—	0.45	to	0.85	(37.44)	to	(37.69)
12/31/2007[1]	—	0.96	to	0.95	—	—	0.45	to	0.85	(4.46)	to	(4.52)
ProFund VP Bull
12/31/2008	—	0.59	to	0.59	—	—	0.45	to	0.85	(37.95)	to	(38.20)
12/31/2007[1]	—	0.95	to	0.95	—	—	0.45	to	0.85	(4.62)	to	(4.68)
ProFund VP Money Market
12/31/2008	829,492	1.01	to	1.00	836,234	0.45	0.45	to	0.85	0.39	to	(0.01)
12/31/2007[1]	9,313	1.00	to	1.00	9,357	—	0.45	to	0.85	0.47	to	0.40
ProFund VP NASDAQ-100
12/31/2008	6,049	0.54	to	0.54	3,271	—	0.45	to	0.85	(42.74)	to	(42.97)
12/31/2007[1]	—	0.95	to	0.94	—	—	0.45	to	0.85	(5.46)	to	(5.53)
ProFund VP Short Small-Cap
12/31/2008	—	1.32	to	1.31	—	—	0.45	to	0.85	23.52	to	23.03
12/31/2007[1]	—	1.07	to	1.06	—	—	0.45	to	0.85	6.52	to	6.45
ProFund VP Small-Cap
12/31/2008	—	0.60	to	0.60	—	—	0.45	to	0.85	(35.69)	to	(35.95)
12/31/2007[1]	—	0.93	to	0.93	—	—	0.45	to	0.85	(6.73)	to	(6.79)
ProFund VP Japan
12/31/2008	—	0.53	to	0.53	—	—	0.45	to	0.85	(41.11)	to	(41.34)
12/31/2007[1]	—	0.91	to	0.90	—	—	0.45	to	0.85	(9.44)	to	(9.51)
ProFund VP Ultra Small-Cap
12/31/2008	—	0.29	to	0.29	—	—	0.45	to	0.85	(66.34)	to	(66.47)
12/31/2007[1]	—	0.85	to	0.85	—	—	0.45	to	0.85	(14.82)	to	(14.88)

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Basic Materials
12/31/2008	—	0.47	to	0.47	—	—	0.45	to	0.85	(51.64)	to	(51.83)
12/31/2007[1]	9,453	0.98	to	0.98	9,275	—	0.45	to	0.85	(1.88)	to	(1.95)
ProFund VP Pharmaceuticals
12/31/2008	—	0.78	to	0.78	—	—	0.45	to	0.85	(19.87)	to	(20.19)
12/31/2007[1]	—	0.97	to	0.97	—	—	0.45	to	0.85	(2.53)	to	(2.59)
ProFund VP Telecommunications
12/31/2008	—	$0.62	to	$0.61	$—	—%	0.45%	to	0.85%	(34.72)	to	(34.97)%
12/31/2007[1]	—	0.94	to	0.94	—	—	0.45	to	0.85	(5.60)	to	(5.67)
ProFund VP Asia 30
12/31/2008	—	0.42	to	0.41	—	—	0.45	to	0.85	(51.04)	to	(51.24)
12/31/2007[1]	—	0.85	to	0.85	—	—	0.45	to	0.85	(14.95)	to	(15.01)
ProFund VP Oil & Gas
12/31/2008	—	0.64	to	0.63	—	—	0.45	to	0.85	(37.23)	to	(37.48)
12/31/2007[1]	—	1.02	to	1.01	—	—	0.45	to	0.85	1.51	to	1.44
ProFund VP U.S. Government Plus
12/31/2008	—	1.56	to	1.55	—	1.28	0.45	to	0.85	49.09	to	48.49
12/31/2007[1]	—	1.05	to	1.05	—	—	0.45	to	0.85	4.57	to	4.50
ProFund VP Consumer Services
12/31/2008	—	0.63	to	0.63	—	—	0.45	to	0.85	(31.69)	to	(31.96)
12/31/2007[1]	—	0.92	to	0.92	—	—	0.45	to	0.85	(8.00)	to	(8.06)
ProFund VP Precious Metals
12/31/2008	—	0.64	to	0.63	—	—	0.45	to	0.85	(31.07)	to	(31.35)
12/31/2007[1]	—	0.92	to	0.92	—	—	0.45	to	0.85	(7.72)	to	(7.78)
ProFund VP Europe 30
12/31/2008	—	0.53	to	0.53	—	—	0.45	to	0.85	(44.26)	to	(44.48)
12/31/2007[1]	14,705	0.95	to	0.95	13,944	—	0.45	to	0.85	(5.18)	to	(5.24)
ProFund VP Short NASDAQ-100
12/31/2008	—	1.56	to	1.55	—	—	0.45	to	0.85	47.50	to	46.91
12/31/2007[1]	—	1.06	to	1.06	—	—	0.45	to	0.85	5.66	to	5.59
ProFund VP Utilities
12/31/2008	—	0.70	to	0.70	—	—	0.45	to	0.85	(31.01)	to	(31.28)
12/31/2007[1]	13,740	1.01	to	1.01	13,917	—	0.45	to	0.85	1.29	to	1.22
ProFund VP Financials
12/31/2008	—	0.43	to	0.43	—	—	0.45	to	0.85	(50.76)	to	(50.96)
12/31/2007[1]	—	0.88	to	0.88	—	—	0.45	to	0.85	(12.29)	to	(12.35)
ProFund VP Small-Cap Value
12/31/2008	15,034	0.64	to	0.63	9,561	—	0.45	to	0.85	(30.99)	to	(31.27)
12/31/2007[1]	—	0.92	to	0.92	—	—	0.45	to	0.85	(7.73)	to	(7.80)

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

4. Financial Highlights (continued)

Year Ended	Units	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Mid-Cap
12/31/2008	16,221	0.59	to	0.58	9,489	0.55	0.45	to	0.85	(38.64)	to	(38.89)
12/31/2007[1]	—	0.95	to	0.95	—	—	0.45	to	0.85	(4.54)	to	(4.61)
ProFund VP Short Emerging Markets
12/31/2008	—	1.39	to	1.38	—	—	0.45	to	0.85	31.63	to	31.11
12/31/2007[1]	—	1.06	to	1.06	—	—	0.45	to	0.85	5.58	to	5.51
ProFund VP Falling US Dollar
12/31/2008	—	0.95	to	0.95	—	—%	0.45%	to	0.85%	(5.54)	to	(5.92)
12/31/2007[1]	—	1.01	to	1.01	—	—	0.45	to	0.85	0.65	to	0.58
ProFund VP International
12/31/2008	—	0.52	to	0.52	—	—	0.45	to	0.85	(44.65)	to	(44.87)
12/31/2007[1]	—	0.94	to	0.94	—	—	0.45	to	0.85	(5.82)	to	(5.88)
ProFund VP Emerging Markets
12/31/2008	—	0.45	to	0.45	—	—	0.45	to	0.85	(50.32)	to	(50.51)
12/31/2007[1]	—	0.91	to	0.91	—	—	0.45	to	0.85	(8.71)	to	(8.77)
ProFund VP Short International
12/31/2008	—	1.46	to	1.45	—	—	0.45	to	0.85	37.61	to	37.06
12/31/2007[1]	—	1.06	to	1.06	—	—	0.45	to	0.85	5.94	to	5.87
Access VP High Yield
12/31/2008	591,419	0.95	to	0.95	563,418	5.23	0.45	to	0.85	(5.07)	to	(5.45)
12/31/2007[1]	—	1.00	to	1.00	—	—	0.45	to	0.85	0.41	to	0.34

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods of less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. A charge of .25% on the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns for 2007 reflect a period from October 29, 2007 through December 31, 2007.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $30,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Western Reserve Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Western Reserve Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from .30% to .70%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Western Reserve Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Western Reserve Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Western Reserve Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

Western Reserve Life Assurance Co. of Ohio

Separate Account VA AA - WRL Freedom Advisor Variable Annuity

Notes to Financial Statements

December 31, 2008

8. Fair Value Measurements and Fair Value Hierarchy

SFAS No. 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

PART C		OTHER INFORMATION

Item 24.		Financial Statements and Exhibits

	(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

	(b)	Exhibits:

	(1)	(a)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the Separate Account. Note 6.

	(2)		Not Applicable.

	(3)	(a)	Amended and Reinstated Principal Underwriting Agreement by and between WRL and AFSG. Note 1.

		(a)(1)	First Amendment to Amended and Reinstated Principal Underwriting Agreement. Note 1.

		(a)(2)	Amendment No. 2 to Amended and Reinstated Principal Underwriting Agreement. Note 2.

		(a)(3)	Principal Underwriting Agreement. Note 10.

		(a)(4)	Amendment No. 1 to Principal Underwriting Agreement. Note 10.

		(b)	Form of Broker/Dealer Supervision and Sales Agreement by and between TCI Securities Corporation and the Broker/Dealer. Note 3.

	(3)	(b)(1)	Form of Life Insurance Company Product Sales Agreement. Note 8.

	(4)	(a)	Form of Policy. Note 6.

		(b)	Form of Death Benefit Rider (Return of Premium). Note 4.

		(c)	Form of Policy Rider (Bee -Extra II). Note 4.

		(d)	Form of Death Benefit Rider (Annual Step – Up). Note 4.

		(e)	Form of Policy Endorsement (Fund Facilitation Fee). Note 10.

	(5)	(a)	Form of Application. Note 6.

	(6)	(a)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 4.

		(b)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 4.

	(7)	(a)	Reinsurance Agreement (TIRe). Note 12.

		(b)	Reinsurance Agreement (GPHRe). Note 4.

	(8)	(a)	Participation Agreement between (ATST). Note 4.

		(a)(1)	Amendment No. 28 to Participation Agreement (ATST). Note 6.

		(a)(2)	Amendment No. 29 to Participation Agreement (TST). Note 9.

		(a)(3)	Amendment No. 30 to Participation Agreement (TST). Note 10.

		(b)	Participation Agreement (Fidelity). Note 5.

		(b)(1)	Amendment to Participation Agreement (Fidelity). Note 7.

		(c)	Participation Agreement (ProFund). Note 1.

		(c)(1)	Amendment No. 2 to Participation Agreement (ProFund). Note 7.

		(d)	Participation Agreement (Alliance Bernstein). Note 11.

		(e)	Participation Agreement (Franklin Templeton). Note 11.

	(9)	(a)	Opinion and Consent of Counsel. Note 12.

		(b)	Consent of Counsel. Note 12.

	(10)	Consent of Independent Registered Public Accounting Firm. Note 12.

	(11)	Not applicable.

	(12)	Not applicable.

	(13)	Not applicable.

	(14)	Powers of Attorney. (Charles T. Boswell, Brenda K. Clancy, Arthur Schneider, Eric J. Martin, John Hunter and Timmy L. Stonehocker) Note 6.

Note 1.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-108525) on February 13, 2007.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-108525) on April 30, 2007.

Note 3.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 4.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 5.	Incorporated herein by reference to Initial Filing to Form S-6 Registration Statement (File No. 333-57681) on September 23, 1999.

Note 6.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-145461) on August 15, 2007.

Note 7.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-145461) on October 23, 2007.

Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.

Note 9.	Filed with Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-145461) dated April 29, 2008.

Note 10.	Filed with Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-145461) filed on November 6, 2008.

Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-108525) filed on February 3, 2009.

Note 12.	Filed herewith.

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Charles T. Boswell 570 Carillon Parkway St. Petersburg, FL 33716	Director and Chief Executive Officer

Darin D. Smith 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Division General Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President and Chief Tax Officer

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Corporate Controller and Vice President

John Hunter 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, and Chief Financial Officer

Timmy L. Stonehocker 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

ADMS Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Portfolio management company/investment advisor

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (71.11%) ; Monumental Life Insurance Company (28.89%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, LLC.	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Company	Administrative and investment services

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, Inc.	Special purpose

CGC Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, Inc.	Insurance agency

Clark, Inc.	Delaware	100% AUSA Holding Company	Holding company

Clark Consulting, Inc.	Delaware	100% Clark, Inc.	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, Inc.	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, Inc.	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

CRI Systems, Inc.	Maryland	100% Creditor Resources, Inc.	Technology

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Edgewood IP, LLC	Iowa	100% Transamerica Life Insurance Company	Limited liability company

FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate

FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate

FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate

FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Financial Resources Insurance Agency of Texas	Texas	100% owned by Transamerica Financial Advisors, Inc.	Retail sale of securities products

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Investments

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments I, LLC	Delaware	100%Transamerica Life Insurance Company	Securities

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet LIHTC Fund I, LLC	Delaware	Members: Garnet Community Investments I, LLC (0.01%); Goldenrod Asset Management, Inc.—a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); Washington Mutual Bank (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (68.10%); Norlease, Inc., a non-AEGON affiliate (31.89%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Washington Mutual Bank, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Security Life of Denver, a non-affiliate of AEGON (20.979%), ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (66.012%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Gemini Investment, Inc.	Delaware	100% Transamerica Life Insurance Company	Investment subsidiary

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending

InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote - AEGON USA, LLC. Participating common stock (100% owned by non-AEGON shareholders) is allowed 40% of total cumulative vote.	Insurance

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Penco, Inc.	Ohio	100% AUSA Holding Company	Record keeping

Pensaprima, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Company	Holding company

Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Company	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.959%); Monumental Life Insurance Company (6.301%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (41.4%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (48.2%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 NR, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	Members are: Transamerica Life Insurance Company (75.000%); Monumental Life Insurance Company (20.000%); Western Reserve Life Assurance Co. of Ohio (3.333%); Stonebridge Life Insurance Company (1.667%). Manager: AEGON USA Realty Advisors, Inc.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management

Retirement Project Oakmont	CA	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	CA	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TBK Insurance Agency of Ohio, Inc.	Ohio	100% owned by Transamerica Financial Advisors, Inc.;	Variable insurance contract sales in state of Ohio

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	100% Transamerica International Holdings, Inc.	Broker/dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Financial Resources Insurance Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Finance Corporation	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corporation	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda— will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	AEGON Canada Inc. owns 9,600,000 shares of common stock; AEGON International B.V. owns 3,568,941 shares of common stock and 184,000 shares of Series IV Preferred stock.	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,415 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Life Insurance Company	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Re Consultoria em Seguros e Servicos Ltda	Brazil	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Securities Sales Corporation	Maryland	100% Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Unicom Administrative Services, Inc.	Pennsylvania	100% Commonwealth General Corporation	Provider of administrative services

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Valley Forge Associates, Inc.	Pennsylvania	100% Commonwealth General Corporation	Furniture & equipment lessor

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	100% World Financial Group, Inc.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.	Number of Contract Owners

As of March 31, 2009, there were 38 Contract owners.

Item 28.	Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

As of 1/1/2007	Page 13

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

John T. Mallett	(1)	Director

Mark W. Mullin	(6)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	4 Manhattanville Rd, Purchase, NY 10577

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$4,079,001	0	0	0

(1)	Fiscal Year 2008

Item 30.	Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.	Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 27th day of April, 2009.

SEPARATE ACCOUNT VA AA

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

*	Director and Chairman of the Board	, 2009
Timmy L. Stonehocker

*	Director and Chief Executive Officer	, 2009
Charles T. Boswell

*	Director and President	, 2009
Brenda K. Clancy

*	Director and Chief Financial Officer	, 2009
John R. Hunter

* Arthur C. Schneider	Director, Senior Vice President, and Chief Tax Officer	, 2009

/s/ Darin D. Smith Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	April 27, 2009

*	Corporate Controller and Vice President	, 2009
Eric J. Martin

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.

Registration No. 333-145461

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA AA

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

7(a)	Reinsurance Agreement (TIRe)

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.